UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-66496
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 25	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-07908
Amendment No. 27	☑
(Check appropriate box or boxes.)
Nationwide VA Separate Account-C

(Exact Name of Registrant)
Nationwide Life and Annuity Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2014 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The One Investor AnnuitySM
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life and Annuity Insurance Company
through its
Nationwide VA Separate Account-C
The date of this prospectus is May 1, 2014.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2014), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 36. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	Fidelity Variable Insurance Products Fund
•	JPMorgan Insurance Trust
•	Nationwide Variable Insurance Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Nationwide – Nationwide Life and Annuity Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
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Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide VA Separate Account-C, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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4

Table of Contents (continued)
5

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)[5]
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%

[1]	For contracts issued before September 1, 1999, or before state insurance authorities approve applicable contract modifications, the Contract Owner may withdraw, during the first Contract Year, without a CDSC, any amount in order for the contract to meet minimum distribution requirements under the Internal Revenue Code. Starting with the second year after a purchase payment has been made, the Contract Owner may withdraw without a CDSC the greater of:
•	an amount equal to 10% of each purchase payment; or
•	any amount withdrawn for this contract to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
For contracts issued on or after September 1, 1999, or on or after the date state insurance authorities approve applicable contract modifications, each Contract Year the Contract Owner may withdraw without a CDSC the greater of:
•	10% of each purchase payment made to the contract; or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is cumulative. Free amounts not taken during any given Contract Year can be taken as free amounts in a subsequent Contract Year.
The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans.
[2]	Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account. They are charged on a daily basis at the annualized rate noted above.
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Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2013, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.53%	1.02%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the contract (1.30%).

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.02%)	$844	$1,150	$1,482	$2,737	*	$750	$1,282	$2,737	$244	$750	$1,282	$2,737
Minimum Total Underlying Mutual Fund Operating Expenses (0.53%)	$792	$ 994	$1,222	$2,211	*	$594	$1,022	$2,211	$192	$594	$1,022	$2,211
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Individual Retirement Annuities ("IRAs")
•	Non-Qualified Contracts
•	Qualified Plans
•	Roth IRAs
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•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
For IRAs, Non-Qualified Contracts, Roth IRAs, and SEP IRAs the minimum initial purchase payment is $2,000. For Qualified Plans and Tax Sheltered Annuities, there is no minimum initial purchase payment. A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year. The minimum subsequent purchase payment is $10.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
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Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges. Refer to Appendix B: Condensed Financial Information for Accumulation Unit value information.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life and Annuity Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in February 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance products, annuities and retirement products.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
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Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide VA Separate Account-C is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on July 24, 1991 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
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Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
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Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
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The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
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Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2013, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
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Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
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The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
For contracts issued before September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, the Contract Owner may withdraw, during the first Contract Year, without a CDSC, any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code. Starting with the second year after a purchase payment has been made, the Contract Owner may withdraw without a CDSC the greater of:
(a)	an amount equal to 10% of each purchase payment; or
(b)	an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
For contracts issued on or after September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, each Contract Year the Contract Owner may withdraw without a CDSC the greater of:
(a)	10% of each purchase payment made to the contract; or
(b)	any amount withdrawn to meet the minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is cumulative. Free amounts not taken during any Contract Year can be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
For all contracts, no CDSC will be deducted:
(1)	upon annuitization;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years.
No CDSC applies to transfers between or among the various investment options in the contract.
Nationwide may waive or reduce the CDSC when sales are to employees of JPMorgan Chase & Co. or the employees of its affiliates, subsidiaries, or holding companies. The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
For Tax Sheltered Annuity Contracts, Qualified Contracts, and SEP IRA Contracts, Nationwide will waive the CDSC when:
•	the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));
•	the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));
•	the plan participant attains age 59½ and has participated in the contract for at least five years, as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant has participated in the contract for at least 15 years as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant dies; or
•	the contract is annuitized after two years from the inception of the contract.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
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Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 80 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
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Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant;
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
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Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
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Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Normally, Nationwide will not restrict transfers from the Sub-Accounts to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account. Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
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If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
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Withdrawals Under a Qualified Contract or Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
Withdrawal provisions may be modified pursuant to the plan terms and tax provisions of the Internal Revenue Code when a contract is issued to fund a qualified plan.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Contract provisions may be modified pursuant to plan terms when the contract is issued to fund a qualified plan.
Loan Privilege
The loan privilege is only available to owners of Qualified Contracts or Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
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Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
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Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging from the Fixed Account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals.
For contracts issued before September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, if a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	an amount equal to 10% of each purchase payment made to the contract as of the withdrawal date; or
(2)	an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.
For contracts issued after September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, if a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of all purchase payments made to the contract as of the withdrawal date; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege for Systematic Withdrawals is cumulative. Free amounts not taken during any Contract Year can be taken as free amounts in a subsequent Contract Year.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the Annuitant becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit will be paid as follows:
•	For contracts issued before the later of January 1, 2002 or a date on which state insurance authorities approve applicable contract modificiations, the death benefit will be paid to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the death benefit will be paid to the contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Contract Owner/Annuitant, the death benefit will be paid to the last surviving Contract Owner's estate.
•	For contracts issued on or after the later of January 1, 2002 or a date on which state insurance authorities approve applicable contract modificiations, the death benefit will be paid to the Joint Owner. If there is no surviving Joint Owner, the death benefit will be paid to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the death benefit will be paid to the contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Contract Owner/Annuitant, the death benefit will be paid to the last surviving Contract Owner's estate.
If the Contract Owner (including a Joint Owner) who is also the Annuitant dies on or after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
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Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
For contracts issued on or after the later of September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications:
If the Annuitant dies prior to his or her 86th birthday and prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value as of the most recent five-year Contract Anniversary, less an adjustment for amounts withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies on or after his or her 86th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.
For contracts issued on or after the later of May 1, 1998, or a date on which state insurance authorities approve applicable modifications and prior to September 1, 1999 or a date on which state insurance authorities approve applicable contract modifications:
If the Annuitant dies on or prior to his or her 75th birthday and prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value as of the most recent five-year Contract Anniversary, less an adjustment for amounts withdrawn since that most recent five-year Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies after his or her 75th birthday and prior to the Annuitization Date, the death benefit will be the Contract Value.
For contracts issued prior to May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:
If the Annuitant dies on or prior to his or her 75th birthday and prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less any amounts withdrawn; or
(3)	the highest Contract Value as of the most recent five-year Contract Anniversary, less any amounts withdrawn since that most recent five-year Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies after his or her 75th birthday and prior to the Annuitization Date, the death benefit will be the Contract Value.
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Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 85.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 85th birthday (or the 85th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
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First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
32

Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $500, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
33

No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to
34

have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiffs' motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs' motion for class certification. The case is set for trial beginning February 9, 2015. NLIC continues to defend this lawsuit vigorously.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owed indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2014, the Alabama Supreme Court reversed the trial Court decision awarding PEBCO its attorney fees and remanded the case back to the trial court to enter a judgment in favor of NRS. NRS continues to defend this case vigorously.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a "SPV Derivatives ADR Notice," formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. The mediator is continuing to work with the parties and is expected to issue a final recommendation shortly. On January 10, 2014, Lehman filed another motion to extend the stay for a final four
35

month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties have been negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, and Lehman filed a revised proposed scheduling order on March 24, 2014. On April 14, 2014, Nationwide and 77 other defendants filed a joint response to the proposed scheduling order, and a hearing on the proposed scheduling order has been scheduled for May 14, 2014.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Financial Statements
Investment Company Act of 1940 Registration File No. 811-07908
Securities Act of 1933 Registration File No. 033-66496
36

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class

This underlying mutual fund is only available in contracts for which good order applications were received before September 1, 1999
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class

This underlying mutual fund is only available in contracts for which good order applications were received before September 1, 1999
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Equity Index Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index. Standard & Poor's Corporation does not sponsor and is in no way affiliated with JPMorgan Insurance Trust.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Intrepid Growth Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Long-term capital growth.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Intrepid Mid Cap Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Growth Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital growth over the long-term.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a portfolio of selected equity securities.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
37

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
38

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts as of December 31, 2013. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.
Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class - Q/NQ
2013	30.762019	38.908594	26.48%	299,638
2012	26.569521	30.762019	15.78%	342,347
2011	26.659775	26.569521	-0.34%	401,112
2010	23.457056	26.659775	13.65%	486,258
2009	18.252304	23.457056	28.52%	588,109
2008	32.248723	18.252304	-43.40%	697,200
2007	32.183235	32.248723	0.20%	981,192
2006	27.127751	32.183235	18.64%	1,332,818
2005	25.961264	27.127751	4.49%	1,951,436
2004	23.583981	25.961264	10.08%	2,747,672
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class - Q/NQ
2013	18.453086	23.756893	28.74%	121,662
2012	15.484942	18.453086	19.17%	156,049
2011	18.939472	15.484942	-18.24%	178,917
2010	16.963952	18.939472	11.65%	204,936
2009	13.583708	16.963952	24.88%	226,631
2008	24.491473	13.583708	-44.54%	258,047
2007	21.153611	24.491473	15.78%	346,501
2006	18.149962	21.153611	16.55%	445,630
2005	15.446324	18.149962	17.50%	593,315
2004	13.771841	15.446324	12.16%	738,847
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 - Q/NQ
2013	19.154286	18.627426	-2.75%	2,297,496
2012	18.424826	19.154286	3.96%	2,552,705
2011	17.371488	18.424826	6.06%	3,003,757
2010	16.112149	17.371488	7.82%	3,742,315
2009	14.888146	16.112149	8.22%	4,940,336
2008	14.888981	14.888146	-0.01%	3,330,968
2007	14.191198	14.888981	4.92%	5,087,393
2006	13.806866	14.191198	2.78%	6,271,946
2005	13.661786	13.806866	1.06%	7,477,989
2004	13.292261	13.661786	2.78%	8,324,590
JPMorgan Insurance Trust - JPMorgan Insurance Trust Equity Index Portfolio: Class 1 - Q/NQ
2013	12.982677	16.890488	30.10%	1,308,732
2012	11.381201	12.982677	14.07%	1,530,597
2011	11.337231	11.381201	0.39%	1,845,369
2010	10.039975	11.337231	12.92%	2,342,956
2009	8.045249	10.039975	24.79%	3,243,545
2008	12.981223	8.045249	-38.02%	3,994,509
2007	12.515227	12.981223	3.72%	5,455,152
2006	10.985676	12.515227	13.92%	7,150,119
2005	10.655119	10.985676	3.10%	8,677,636
2004	9.783845	10.655119	8.91%	10,494,587
39

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Intrepid Growth Portfolio: Class 1 - Q/NQ
2013	22.931777	30.436080	32.72%	724,005
2012	19.977430	22.931777	14.79%	855,587
2011	19.871739	19.977430	0.53%	1,024,319
2010	17.341196	19.871739	14.59%	1,276,457
2009	13.080386	17.341196	32.57%	1,758,742
2008	21.804355	13.080386	-40.01%	2,162,701
2007	19.805825	21.804355	10.09%	3,005,913
2006	19.042680	19.805825	4.01%	4,182,395
2005	18.364593	19.042680	3.69%	5,891,192
2004	17.381329	18.364593	5.66%	7,669,960
JPMorgan Insurance Trust - JPMorgan Insurance Trust Intrepid Mid Cap Portfolio: Class 1 - Q/NQ
2013	20.147682	27.957367	38.76%	476,115
2012	17.578377	20.147682	14.62%	581,826
2011	18.085113	17.578377	-2.80%	685,122
2010	15.330188	18.085113	17.97%	894,657
2009	11.448975	15.330188	33.90%	1,391,178
2008	18.959198	11.448975	-39.61%	1,762,714
2007	18.674855	18.959198	1.52%	2,340,280
2006	16.579664	18.674855	12.64%	2,688,784
2005	14.344898	16.579664	15.58%	2,318,334
2004	12.702218	14.344898	12.93%	2,805,227
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Growth Portfolio: Class 1 - Q/NQ
2013	42.699926	60.395135	41.44%	490,179
2012	37.261121	42.699926	14.60%	600,806
2011	40.225052	37.261121	-7.37%	702,992
2010	32.439433	40.225052	24.00%	880,809
2009	22.977335	32.439433	41.18%	1,218,063
2008	41.414035	22.977335	-44.52%	1,494,034
2007	35.792211	41.414035	15.71%	2,112,416
2006	32.554697	35.792211	9.94%	2,951,764
2005	29.688844	32.554697	9.65%	4,021,840
2004	26.709240	29.688844	11.16%	5,137,177
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2013	19.110002	24.954215	30.58%	86,097
2012	16.084725	19.110002	18.81%	98,410
2011	15.951445	16.084725	0.84%	115,810
2010	13.091003	15.951445	21.85%	153,536
2009*	10.000000	13.091003	30.91%	265,766
40

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 - Q/NQ
2013	11.753337	15.801927	34.45%	1,287,846
2012	10.122288	11.753337	16.11%	1,546,388
2011	10.450499	10.122288	-3.14%	1,870,026
2010	9.322403	10.450499	12.10%	2,359,765
2009	7.065439	9.322403	31.94%	3,613,930
2008	10.979465	7.065439	-35.65%	4,647,567
2007	10.072336	10.979465	9.01%	6,495,667
2006	8.785927	10.072336	14.64%	8,661,966
2005	8.698796	8.785927	1.00%	10,151,505
2004	8.233222	8.698796	5.65%	11,395,574
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	13.381179	13.207229	-1.30%	537,472
2012	13.557912	13.381179	-1.30%	628,627
2011	13.735981	13.557912	-1.30%	790,079
2010	13.916881	13.735981	-1.30%	1,011,728
2009	14.094268	13.916881	-1.26%	304,817
2008	13.992544	14.094268	0.73%	492,867
2007	13.529429	13.992544	3.42%	468,551
2006	13.113078	13.529429	3.18%	381,727
2005	12.940067	13.113078	1.34%	488,932
2004	13.004981	12.940067	-0.50%	616,668
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2013	25.109824	32.491634	29.40%	166,971
2012	22.275036	25.109824	12.73%	201,119
2011	22.449115	22.275036	-0.78%	237,499
2010	20.048181	22.449115	11.98%	287,465
2009	16.108472	20.048181	24.46%	357,289
2008	27.925531	16.108472	-42.32%	438,467
2007	26.155466	27.925531	6.77%	641,052
2006	23.320841	26.155466	12.15%	892,631
2005	21.990636	23.320841	6.05%	1,314,283
2004	20.300659	21.990636	8.32%	1,859,202
41

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
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•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
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contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs and SEP IRAs
Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be
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annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
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•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In US. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
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If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
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Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
50

(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs and SEP IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
51

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
52

The One Investor AnnuitySM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2014
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life and Annuity Insurance Company
through its Nationwide VA Separate Account-C
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2014. The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide VA Separate Account-C (the "Variable Account") is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, except New York. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $183.1 billion as of December 31, 2013.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VA Separate Account-C and the consolidated financial statements and schedules of Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
2

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, Nationwide's affiliate and wholly owned subsidiary of Nationwide Life Insurance Company. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Subsidiary and Contract Owners of Nationwide VL Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Global Small Capitalization Fund - Class 2 (AMVGS2)
100 shares (cost $2,258)	$2,523
Growth Fund - Class 2 (AMVGR2)
16,238 shares (cost $904,338)	1,265,564
International Fund - Class 2 (AMVI2)
720 shares (cost $11,802)	15,218
Calvert VP SRI Equity Portfolio (CVSSE)
83 shares (cost $1,734)	2,180
Stock Index Fund, Inc. - Initial Shares (DSIF)
446,126 shares (cost $14,345,083)	18,219,791
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
245 shares (cost $8,079)	10,796
Mid Cap Growth Portfolio- Class 1 (OGGO)
37,779 shares (cost $656,888)	924,835
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
4,335 shares (cost $129,303)	137,512
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2,250 shares (cost $81,641)	117,923
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
17,407 shares (cost $104,507)	145,176
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
50,027 shares (cost $1,969,989)	2,047,103
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
9,727 shares (cost $201,063)	209,217
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
18 shares (cost $322)	413
Research International Series - Service Class (MVRISC)
6,785 shares (cost $74,515)	97,223
Value Series - Service Class (MVFSC)
6,651 shares (cost $77,229)	126,574
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
91,866 shares (cost $1,443,924)	1,982,459
Emerging Markets Debt Portfolio - Class I (MSEM)
36,086 shares (cost $306,634)	296,627
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
8,984 shares (cost $105,441)	129,465
U.S. Real Estate Portfolio - Class I (MSVRE)
1,996 shares (cost $31,453)	31,416
Federated NVIT High Income Bond Fund - Class I (HIBF)
167,790 shares (cost $1,107,736)	1,159,427
NVIT Emerging Markets Fund - Class I (GEM)
75,873 shares (cost $1,260,545)	895,299
NVIT International Equity Fund - Class I (GIG)
3,287 shares (cost $28,040)	35,332
NVIT Nationwide Fund - Class I (TRF)
8,943 shares (cost $83,522)	117,960
NVIT Government Bond Fund - Class I (GBF)
50,266 shares (cost $581,622)	542,868
American Century NVIT Growth Fund - Class I (CAF)
2,339 shares (cost $35,820)	47,035
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
51 shares (cost $462)	637
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
11,499 shares (cost $122,203)	121,317
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,893 shares (cost $31,945)	37,380
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
4,323 shares (cost $45,960)	58,097
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
326 shares (cost $3,787)	3,844

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Mid Cap Index Fund - Class I (MCIF)
	326,303 shares (cost $6,661,913)	7,968,312
NVIT Money Market Fund - Class I (SAM)
	21,225 shares (cost $21,225)	21,225
NVIT Money Market Fund - Class V (SAM5)
	66,596,799 shares (cost $66,596,799)	66,596,799
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
	6,548 shares (cost $68,350)	86,044
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
	1,131 shares (cost $9,999)	13,476
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
	1,465 shares (cost $25,008)	34,907
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
	17,501 shares (cost $241,907)	287,710
NVIT Multi-Manager Small Company Fund - Class I (SCF)
	25,072 shares (cost $516,909)	690,478
NVIT Multi-Sector Bond Fund - Class I (MSBF)
	3,326 shares (cost $31,116)	30,133
Invesco NVIT Comstock Value Fund - Class I (EIF)
	218 shares (cost $2,326)	3,374
NVIT Real Estate Fund - Class I (NVRE1)
	24,949 shares (cost $238,998)	222,294
VPS Growth and Income Portfolio - Class A (ALVGIA)
	2,328 shares (cost $47,458)	64,725
VPS International Value Portfolio - Class A (ALVIVA)
	4,498 shares (cost $56,657)	67,418
VP Income & Growth Fund - Class I (ACVIG)
	72,931 shares (cost $465,454)	668,774
VP International Fund - Class I (ACVI)
	87,139 shares (cost $688,757)	935,873
VP Mid Cap Value Fund - Class I (ACVMV1)
	7,606 shares (cost $105,970)	140,474
VP Ultra(R) Fund - Class I (ACVU1)
	1,760 shares (cost $18,126)	25,909
VP Value Fund - Class I (ACVV)
	111,939 shares (cost $678,551)	945,883
VP Vista(SM) Fund - Class I (ACVVS1)
	18 shares (cost $310)	416
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
	429,817 shares (cost $5,984,226)	7,994,597
Appreciation Portfolio - Initial Shares (DCAP)
	11,668 shares (cost $462,101)	559,485
International Value Portfolio - Initial Shares (DVIV)
	34,434 shares (cost $361,360)	407,012
Quality Bond Fund II - Primary Shares (FQB)
	191 shares (cost $2,185)	2,186
VIP Asset Manager Portfolio - Initial Class (FAMP)
	133,327 shares (cost $1,929,225)	2,298,561
VIP Contrafund(R) Portfolio - Service Class (FCS)
	22,482 shares (cost $566,425)	769,798
VIP Equity-Income Portfolio - Service Class (FEIS)
	11,943 shares (cost $231,965)	277,087
VIP Growth Opportunities Portfolio - Service Class (FGOS)
	9,226 shares (cost $200,220)	275,941
VIP Growth Portfolio - Service Class (FGS)
	18,363 shares (cost $759,643)	1,046,692
VIP High Income Portfolio - Service Class (FHIS)
	4,999 shares (cost $27,866)	28,842
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
	10,085 shares (cost $130,477)	123,441
VIP Mid Cap Portfolio - Service Class (FMCS)
	18,263 shares (cost $579,891)	660,381
VIP Overseas Portfolio - Service Class (FOS)
	3,488 shares (cost $55,127)	71,720
VIP Value Strategies Portfolio - Service Class (FVSS)
	156,125 shares (cost $1,778,136)	2,238,838

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
158,044 shares (cost $2,662,914)	3,804,125
Templeton Foreign Securities Fund - Class 2 (TIF2)
10,595 shares (cost $146,404)	182,650
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
16,297 shares (cost $302,088)	303,118
Mid Cap Value- Institutional Shares (GVMCE)
90,927 shares (cost $1,235,091)	1,694,888
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2,457 shares (cost $50,161)	59,133
Baron Growth Opportunities Fund Service Class (BNCAI)
2,275 shares (cost $84,000)	102,834
Guardian Portfolio - I Class Shares (AMGP)
3,465 shares (cost $79,327)	92,488
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
31 shares (cost $966)	1,276
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
25,360 shares (cost $224,466)	381,413
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
9,619 shares (cost $325,126)	556,743
Global Securities Fund/VA - Non-Service Shares (OVGS)
84,898 shares (cost $2,628,266)	3,468,950
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
415 shares (cost $8,851)	12,962
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
292 shares (cost $14,059)	21,744
All Asset Portfolio - Administrative Class (PMVAAA)
32,475 shares (cost $361,273)	353,326
Low Duration Portfolio - Administrative Class (PMVLDA)
168,552 shares (cost $1,801,826)	1,788,340
Real Return Portfolio - Administrative Class (PMVRRA)
361,890 shares (cost $5,027,182)	4,559,815
Total Return Portfolio - Administrative Class (PMVTRA)
2,024,919 shares (cost $23,290,716)	22,233,608
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
24,577 shares (cost $264,697)	257,814
Growth and Income Fund - Series I Shares (ACGI)
9,421 shares (cost $172,799)	247,676
VI International Growth Fund - Series I Shares (AVIE)
367 shares (cost $10,254)	12,972
Micro-Cap Portfolio - Investment Class (ROCMC)
77,101 shares (cost $896,245)	989,207
Equity Income Portfolio - II (TREI2)
58,301 shares (cost $1,167,851)	1,654,583
Limited-Term Bond Portfolio (TRLT1)
662 shares (cost $3,258)	3,251
Mid-Cap Growth Portfolio - II (TRMCG2)
8,959 shares (cost $210,885)	241,815
New America Growth Portfolio (TRNAG1)
211 shares (cost $4,972)	5,605
Blue Chip Growth Portfolio (TRBCGP)
3,737 shares (cost $66,683)	70,925
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
259,402 shares (cost $3,593,740)	3,865,093
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
9,825 shares (cost $300,134)	308,409
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
1,058 shares (cost $8,289)	8,359
Advantage VT Opportunity Fund - Class 2 (SVOF)
32 shares (cost $621)	845

Total Investments	$171,623,983

Accounts Receivable-Global Small Capitalization Fund - Class 2 (AMVGS2)	1
Accounts Receivable-International Fund - Class 2 (AMVI2)	5
Accounts Receivable-Calvert VP SRI Equity Portfolio (CVSSE)	6

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Accounts Receivable-Socially Responsible Growth Fund Inc - Initial Shares (DSRG)8
Accounts Receivable-NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	4
Accounts Receivable-NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	9
Accounts Receivable-Invesco NVIT Comstock Value Fund - Class I (EIF)	3
Accounts Receivable-VI International Growth Fund - Series I Shares (AVIE)	4

Other Accounts Payable	(934)
Accounts Payable-U.S. Real Estate Portfolio - Class I (MSVRE)	(8)
Accounts Payable-NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	(1)
Accounts Payable-NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	(13)
Accounts Payable-NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	(8)
Accounts Payable-VP Ultra(R) Fund - Class I (ACVU1)	(7)
Accounts Payable-VP Vista(SM) Fund - Class I (ACVVS1)	(10)
Accounts Payable-Quality Bond Fund II - Primary Shares (FQB)	(8)
Accounts Payable-Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(1)
Accounts Payable-Main Street Fund(R)/VA - Non-Service Shares (OVGI)	(4)
Accounts Payable-Limited-Term Bond Portfolio (TRLT1)	(4)
Accounts Payable-New America Growth Portfolio (TRNAG1)	(7)
Accounts Payable-Variable Insurance Portfolios - Real Estate Securities (WRRESP)	(3)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(10)

$171,623,005

Contract Owners’ Equity:
Accumulation units	171,623,005

Total Contract Owners’ Equity (note 8)	$171,623,005

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	AMVGS2	AMVGR2	AMVI2	CVSSE	DSIF	DSRG	IVKMG1
Reinvested dividends	$1,787,013	19	10,957	191	2	325,188	144	-
Asset charges (note 3)	(389,146)	(4)	(2,979)	(26)	(5)	(37,646)	(29)	(1)

Net investment income (loss)	1,397,867	15	7,978	165	(3)	287,542	115	(1)

Realized gain (loss) on investments	7,032,279	91	39,991	91	735	1,199,950	2,704	219
Change in unrealized gain (loss) on investments	6,962,278	240	264,329	2,349	(176)	3,212,109	968	64

Net gain (loss) on investments	13,994,557	331	304,320	2,440	559	4,412,059	3,672	283

Reinvested capital gains	1,206,578	-	-	-	130	211,810	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,599,002	346	312,298	2,605	686	4,911,411	3,787	282

Investment Activity:	OGGO	JABS	JACAS	JAGTS	JAIGS	LZREMS	LOVMCV	MVRISC
Reinvested dividends	$602	2,767	611	-	58,284	2,920	2	1,590
Asset charges (note 3)	(2,334)	(281)	(290)	(355)	(4,841)	(515)	(2)	(229)

Net investment income (loss)	(1,732)	2,486	321	(355)	53,443	2,405	-	1,361

Realized gain (loss) on investments	156,296	5,620	18,492	9,023	(163,801)	4,984	1,595	162
Change in unrealized gain (loss) on investments	121,864	5,299	12,957	35,125	374,842	(11,039)	(969)	13,904

Net gain (loss) on investments	278,160	10,919	31,449	44,148	211,041	(6,055)	626	14,066

Reinvested capital gains	56,684	6,421	-	-	-	1,215	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$333,112	19,826	31,770	43,793	264,484	(2,435)	626	15,427

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	MVFSC	MVIVSC	MSEM	MSVMG	MSVRE	HIBF	GEM	GIG
Reinvested dividends	$1,144	24,702	11,320	322	392	75,091	10,361	173
Asset charges (note 3)	(284)	(4,709)	(762)	(255)	(732)	(2,787)	(2,249)	(96)

Net investment income (loss)	860	19,993	10,558	67	(340)	72,304	8,112	77

Realized gain (loss) on investments	1,851	131,900	10,678	2,527	252,831	6,266	(55,289)	2,790
Change in unrealized gain (loss) on investments	30,764	303,046	(53,118)	28,053	(166,441)	(4,568)	52,612	3,814

Net gain (loss) on investments	32,615	434,946	(42,440)	30,580	86,390	1,698	(2,677)	6,604

Reinvested capital gains	351	-	3,470	2,000	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,826	454,939	(28,412)	32,647	86,050	74,002	5,435	6,681

Investment Activity:	TRF	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$1,438	11,164	288	9	2,114	599	914	65
Asset charges (note 3)	(269)	(3,363)	(107)	(1)	(177)	(102)	(151)	(68)

Net investment income (loss)	1,169	7,801	181	8	1,937	497	763	(3)

Realized gain (loss) on investments	3,331	(24,921)	1,484	409	569	2,866	3,856	608
Change in unrealized gain (loss) on investments	24,566	(2,256)	9,506	(142)	(1,347)	3,011	7,638	(396)

Net gain (loss) on investments	27,897	(27,177)	10,990	267	(778)	5,877	11,494	212

Reinvested capital gains	-	6,233	-	-	1,818	-	-	47

Net increase (decrease) in contract owners’ equity resulting from operations	$29,066	(13,143)	11,171	275	2,977	6,374	12,257	256

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	MCIF	SAM	SAM5	NVMLG1	NVMLV1	NVMMG1	SCGF	SCVF
Reinvested dividends	$83,089	-	-	585	170	-	-	2,114
Asset charges (note 3)	(14,144)	(129)	(146,595)	(213)	(45)	(2)	(328)	(700)

Net investment income (loss)	68,945	(129)	(146,595)	372	125	(2)	(328)	1,414

Realized gain (loss) on investments	882,616	-	-	17,403	6,753	890	51,448	117,871
Change in unrealized gain (loss) on investments	832,634	-	-	3,363	(418)	(317)	(10,313)	(27,391)

Net gain (loss) on investments	1,715,250	-	-	20,766	6,335	573	41,135	90,480

Reinvested capital gains	181,437	-	-	5,312	600	-	1,630	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,965,632	(129)	(146,595)	26,450	7,060	571	42,437	91,894

Investment Activity:	SCF	MSBF	EIF	NVRE1	ALVGIA	ALVIVA	ACVB	ACVCA
Reinvested dividends	$913	1,045	-	3,444	778	3,965	-	-
Asset charges (note 3)	(2,319)	(150)	(15)	(312)	(245)	(124)	(83)	(134)

Net investment income (loss)	(1,406)	895	(15)	3,132	533	3,841	(83)	(134)

Realized gain (loss) on investments	479,232	1,876	4,716	(119)	160,263	1,136	70,912	149,544
Change in unrealized gain (loss) on investments	167,679)	(2,310)	(2,272)	(16,704)	(98,983)	8,029	(60,494)	(120,320)

Net gain (loss) on investments	311,553	(434)	2,444	(16,823)	61,280	9,165	10,418	29,224

Reinvested capital gains	-	-	-	16,385	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$310,147	461	2,429	2,694	61,813	13,006	10,335	29,090

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	ACVIG	ACVI	ACVMV1	ACVU1	ACVV	ACVVS1	DVMCS	DVSCS
Reinvested dividends	$12,736	19,000	1,614	122	14,219	-	-	76,856
Asset charges (note 3)	(1,428)	(2,349)	(348)	(61)	(2,170)	(15)	(6)	(14,245)

Net investment income (loss)	11,308	16,651	1,266	61	12,049	(15)	(6)	62,611

Realized gain (loss) on investments	13,278	(20,805)	11,099	3,140	22,013	17,925	3,801	936,743
Change in unrealized gain (loss) on investments	146,127	196,709	22,458	4,723	199,872	(14,464)	(1,865)	1,294,228

Net gain (loss) on investments	159,405	175,904	33,557	7,863	221,885	3,461	1,936	2,230,971

Reinvested capital gains	-	-	2,111	-	-	-	-	94,509

Net increase (decrease) in contract owners’ equity resulting from operations	$170,713	192,555	36,934	7,924	233,934	3,446	1,930	2,388,091

Investment Activity:	DCAP	DGI	DVIV	FQB	FEIP	FHIP	FAMP	FCP
Reinvested dividends	$10,395	-	6,815	9,515	-	56	34,590	-
Asset charges (note 3)	(1,327)	(50)	(900)	(462)	(15)	(16)	(5,767)	(51)

Net investment income (loss)	9,068	(50)	5,915	9,053	(15)	40	28,823	(51)

Realized gain (loss) on investments	10,922	53,337	10,811	128,598	13,424	7,023	425,465	50,098
Change in unrealized gain (loss) on investments	78,821	(41,574)	57,803	(128,054)	(10,294)	(6,648)	(127,831)	(39,850)

Net gain (loss) on investments	89,743	11,763	68,614	544	3,130	375	297,634	10,248

Reinvested capital gains	1,250	-	-	-	138	-	5,371	-

Net increase (decrease) in contract owners’ equity resulting from operations	$100,061	11,713	74,529	9,597	3,253	415	331,828	10,197

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FCS	FEIS	FGOP	FGOS	FGP	FGS	FHIS	FIGBS
Reinvested dividends	$6,844	6,227	3	701	-	1,780	1,677	2,898
Asset charges (note 3)	(1,650)	(697)	(6)	(1,778)	(16)	(2,016)	(105)	(332)

Net investment income (loss)	5,194	5,530	(3)	(1,077)	(16)	(236)	1,572	2,566

Realized gain (loss) on investments	12,138	18,819	7,443	343,777	15,207	81,418	2,425	(855)
Change in unrealized gain (loss) on investments	165,707	27,342	(6,437)	(114,438)	(12,840)	177,084	(1,133)	(6,328)

Net gain (loss) on investments	177,845	46,161	1,006	229,339	2,367	258,502	1,292	(7,183)

Reinvested capital gains	201	17,329	-	129	-	642	-	1,546

Net increase (decrease) in contract owners’ equity resulting from operations	$183,240	69,020	1,003	228,391	2,351	258,908	2,864	(3,071)

Investment Activity:	FMCS	FOP	FOS	FVSS	FTVSV2	TIF2	FTVGI2	GVMCE
Reinvested dividends	$2,443	-	821	16,887	45,481	3,873	13,479	13,286
Asset charges (note 3)	(1,363)	(9)	(166)	(4,881)	(8,595)	(408)	(760)	(3,941)

Net investment income (loss)	1,080	(9)	655	12,006	36,886	3,465	12,719	9,345

Realized gain (loss) on investments	10,007	4,759	5,811	7,413	178,583	8,616	3,208	180,738
Change in unrealized gain (loss) on investments	86,325	(3,569)	11,047	457,958	794,141	21,534	(14,873)	121,975

Net gain (loss) on investments	96,332	1,190	16,858	465,371	972,724	30,150	(11,665)	302,713

Reinvested capital gains	76,358	-	244	-	58,694	-	3,480	128,198

Net increase (decrease) in contract owners’ equity resulting from operations	$173,770	1,181	17,757	477,377	1,068,304	33,615	4,534	440,256

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	SBVSG	BNCAI	AMTB	AMTG	AMGP	AMCG	AMTP	AMFAS
Reinvested dividends	$12	327	-	-	652	-	4,007	-
Asset charges (note 3)	(93)	(194)	(26)	(67)	(143)	(15)	(864)	(1)

Net investment income (loss)	(81)	133	(26)	(67)	509	(15)	3,143	(1)

Realized gain (loss) on investments	202	5,748	439	112,942	5,006	6,469	21,214	1,099
Change in unrealized gain (loss) on investments	9,135	14,092	(194)	(97,118)	8,774	(4,208)	69,775	(819)

Net gain (loss) on investments	9,337	19,840	245	15,824	13,780	2,261	90,989	280

Reinvested capital gains	3,801	6,202	-	-	4,141	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,057	26,175	219	15,757	18,430	2,246	94,132	279

Investment Activity:	OVMS	OVGR	OVB	OVGS	OVGI	OVAG	PMVAAA	PMVLDA
Reinvested dividends	$-	4,868	-	44,388	162	3	15,907	24,225
Asset charges (note 3)	(100)	(1,281)	(89)	(7,891)	(63)	(92)	(547)	(4,288)

Net investment income (loss)	(100)	3,587	(89)	36,497	99	(89)	15,360	19,937

Realized gain (loss) on investments	60,546	87,419	(101,687)	215,286	37,313	50,896	1,244	60,373
Change in unrealized gain (loss) on investments	(46,083)	45,091	101,322	484,298	(28,046)	(36,218)	(11,715)	(95,172)

Net gain (loss) on investments	14,463	132,510	(365)	699,584	9,267	14,678	(10,471)	(34,799)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,363	136,097	(454)	736,081	9,366	14,589	4,889	(14,862)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PMVRRA	PMVTRA	PIHYB1	ACGI	AVBVI	AVIE	ROCMC	TREI2
Reinvested dividends	$84,470	570,570	8,178	3,279	-	146	4,738	19,521
Asset charges (note 3)	(13,443)	(55,421)	(390)	(601)	(2)	(69)	(2,416)	(3,678)

Net investment income (loss)	71,027	515,149	7,788	2,678	(2)	77	2,322	15,843

Realized gain (loss) on investments	137,758	31,360	2,141	25,000	1,092	6,960	(17,736)	93,542
Change in unrealized gain (loss) on investments	(775,821)	(1,425,700)	(8,902)	42,235	(717)	(2,999)	172,243	264,647

Net gain (loss) on investments	(638,063)	(1,394,340)	(6,761)	67,235	375	3,961	154,507	358,189

Reinvested capital gains	37,183	199,960	14,538	1,938	-	-	24,829	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(529,853)	(679,231)	15,565	71,851	373	4,038	181,658	374,032

Investment Activity:	TRLT1	TRMCG2	TRNAG1	TRBCGP	VWBF	VWEM	VWHA	WRGP
Reinvested dividends	$7	-	-	19	7,653	48,988	3,018	-
Asset charges (note 3)	(1)	(532)	(134)	(28)	(108)	(8,569)	(829)	(1)

Net investment income (loss)	6	(532)	(134)	(9)	7,545	40,419	2,189	(1)

Realized gain (loss) on investments	-	5,455	19,925	4	15,651	1,245	(25,686)	453
Change in unrealized gain (loss) on investments	(7)	41,984	(3,800)	4,243	(26,210)	313,720	52,295	(306)

Net gain (loss) on investments	(7)	47,439	16,125	4,247	(10,559)	314,965	26,609	147

Reinvested capital gains	-	18,729	826	-	62	-	8,626	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1)	65,636	16,817	4,238	(2,952)	355,384	37,424	146

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	WRRESP	SVDF	SVOF
Reinvested dividends	$79	-	2
Asset charges (note 3)	(20)	(10)	(20)

Net investment income (loss)	59	(10)	(18)

Realized gain (loss) on investments	2,000	15,615	24,163
Change in unrealized gain (loss) on investments	(1,961)	(13,109)	(19,560)

Net gain (loss) on investments	39	2,506	4,603

Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$98	2,496	4,585

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		AMVGS2		AMVGR2		AMVI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,397,867	1,410,908	15	45	7,978	6,275	165	67
Realized gain (loss) on investments	7,032,279	4,630,593	91	759	39,991	(13,303)	91	(1,496)
Change in unrealized gain (loss) on investments	6,962,278	4,589,124	240	34	264,329	227,677	2,349	21,345
Reinvested capital gains	1,206,578	2,658,342	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,599,002	13,288,967	346	838	312,298	220,649	2,605	19,916

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,075,385	1,101,954	-	-	-	1	-	-
Transfers between funds	-	-	1,473	(2,690)	(207,077)	(190,301)	1,728	(7,794)
Surrenders (note 6)	(14,208,792)	(15,889,860)	-	(3,080)	-	(198,800)	-	(193,753)
Death Benefits (note 4)	(58,704)	(155,804)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,220,929)	(365)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,410,230)	(2,614,565)	(110)	(254)	(24,981)	(24,979)	(371)	(1,358)
Adjustments to maintain reserves	1,045	3,793	(1)	(7)	14	9	3	2

Net equity transactions	(15,822,225)	(17,554,847)	1,362	(6,031)	(232,044)	(414,070)	1,360	(202,903)

Net change in contract owners’ equity	776,777	(4,265,880)	1,708	(5,193)	80,254	(193,421)	3,965	(182,987)
Contract owners’ equity beginning of period	170,846,228	175,112,108	816	6,009	1,185,315	1,378,736	11,258	194,245

Contract owners’ equity end of period	$171,623,005	170,846,228	2,524	816	1,265,569	1,185,315	15,223	11,258

CHANGES IN UNITS:
Beginning units	11,527,101	12,651,243	77	668	101,345	138,625	1,220	24,773
Units purchased	1,404,966	965,078	118	98	159	12,380	254	-
Units redeemed	(2,080,231)	(2,089,220)	(9)	(689)	(18,125)	(49,660)	(115)	(23,553)

Ending units	10,851,836	11,527,101	186	77	83,379	101,345	1,359	1,220

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	CVSSE		DSIF		DSRG		IVKMG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3)	(9)	287,542	291,199	115	106	(1)	(6)
Realized gain (loss) on investments	735	163	1,199,950	360,408	2,704	1,114	219	(5)
Change in unrealized gain (loss) on investments	(176)	518	3,212,109	849,119	968	515	64	(64)
Reinvested capital gains	130	209	211,810	760,988	-	-	-	1

Net increase (decrease) in contract owners’ equity resulting from operations	686	881	4,911,411	2,261,714	3,787	1,735	282	(74)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	21,971	75,246	-	-	-	-
Transfers between funds	(3,700)	(267)	(1,965,953)	631,385	(2,805)	750	-	3,790
Surrenders (note 6)	(1,081)	-	(1,231,315)	(1,062,985)	(9,199)	-	(3,829)	-
Death Benefits (note 4)	-	-	-	(4,933)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	47	177	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(65)	(169)	(234,009)	(225,797)	(337)	(660)	(46)	(124)
Adjustments to maintain reserves	4	(2)	53	107	11	(5)	2	(1)

Net equity transactions	(4,842)	(438)	(3,409,206)	(586,800)	(12,330)	85	(3,873)	3,665

Net change in contract owners’ equity	(4,156)	443	1,502,205	1,674,914	(8,543)	1,820	(3,591)	3,591
Contract owners’ equity beginning of period	6,342	5,899	16,717,603	15,042,689	19,347	17,527	3,591	-

Contract owners’ equity end of period	$2,186	6,342	18,219,808	16,717,603	10,804	19,347	-	3,591

CHANGES IN UNITS:
Beginning units	330	355	1,172,345	1,210,300	1,519	1,537	366	-
Units purchased	-	-	1,702	98,515	1	35	-	379
Units redeemed	(243)	(25)	(196,923)	(136,470)	(887)	(53)	(366)	(13)

Ending units	87	330	977,124	1,172,345	633	1,519	-	366

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OGGO		JABS		JACAS		JAGTS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,732)	(2,195)	2,486	2,849	321	551	(355)	(1,861)
Realized gain (loss) on investments	156,296	154,907	5,620	(4,309)	18,492	8,379	9,023	(158,126)
Change in unrealized gain (loss) on investments	121,864	(57,078)	5,299	8,930	12,957	24,193	35,125	29,099
Reinvested capital gains	56,684	11,094	6,421	8,997	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	333,112	106,728	19,826	16,467	31,770	33,123	43,793	(130,888)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	(1)	2,128	22,077	-	-
Transfers between funds	(284,646)	178,113	39,394	(19,922)	(18,282)	(31,436)	(24,823)	142,126
Surrenders (note 6)	19,948)	(275)	(23,356)	(26,231)	(58,209)	(6,196)	(60,466)	-
Death Benefits (note 4)	-	-	-	-	-	(1,109)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(10,216)	(9,867)	(2,416)	(4,364)	(2,839)	(5,310)	(3,148)	(11,371)
Adjustments to maintain reserves	7	13	13	(4)	(5)	(5)	(1)	17

Net equity transactions	(314,803)	167,984	13,635	(50,522)	(77,207)	(21,979)	(88,438)	130,772

Net change in contract owners’ equity	18,309	274,712	33,461	(34,055)	(45,437)	11,144	(44,645)	(116)
Contract owners’ equity beginning of period	906,539	631,827	104,059	138,114	163,354	152,210	189,822	189,938

Contract owners’ equity end of period	$924,848	906,539	137,520	104,059	117,917	163,354	145,177	189,822

CHANGES IN UNITS:
Beginning units	39,822	32,145	5,026	7,544	13,122	15,106	31,347	37,279
Units purchased	-	10,929	1,692	58	152	1,806	-	-
Units redeemed	(11,401)	(3,252)	(1,160)	(2,576)	(6,019)	(3,790)	(13,595)	(5,932)

Ending units	28,421	39,822	5,558	5,026	7,255	13,122	17,752	31,347

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAIGS		LZREMS		LOVMCV		MVRISC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$53,443	7,395	2,405	2,655	-	(27)	1,361	1,540
Realized gain (loss) on investments	(163,801)	(21,811)	4,984	(45,034)	1,595	3,687	162	(1,003)
Change in unrealized gain (loss) on investments	374,842	43,178	(11,039)	178,112	(969)	(281)	13,904	11,142
Reinvested capital gains	-	218,344	1,215	2,695	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	264,484	247,106	(2,435)	138,428	626	3,379	15,427	11,679

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,398	608	5,253	56,451	-	-	-	(342)
Transfers between funds	(30,896)	(5,289)	(18,327)	(32,230)	(85)	(31,246)	-	7,620
Surrenders (note 6)	(105,504)	-	-	(793,090)	(6,123)	-	-	-
Death Benefits (note 4)	-	(1,498)	-	-	-	-	-	(4,195)
Net policy repayments (loans) (note 5)	(174,282)	(437)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(39,624)	(43,800)	(12,459)	(15,565)	(60)	(811)	(4,598)	(3,781)
Adjustments to maintain reserves	(8)	23	(4)	11	5	(8)	4	2

Net equity transactions	(347,916)	(50,393)	(25,537)	(784,423)	(6,263)	(32,065)	(4,594)	(696)

Net change in contract owners’ equity	(83,432)	196,713	(27,972)	(645,995)	(5,637)	(28,686)	10,833	10,983
Contract owners’ equity beginning of period	2,130,530	1,933,817	237,188	883,183	6,050	34,736	86,393	75,410

Contract owners’ equity end of period	$2,047,098	2,130,530	209,216	237,188	413	6,050	97,226	86,393

CHANGES IN UNITS:
Beginning units	144,457	148,031	20,917	94,810	457	2,998	9,647	9,778
Units purchased	235	337	1,042	17,767	-	-	-	882
Units redeemed	(22,933)	(3,911)	(3,232)	(91,660)	(433)	(2,541)	(475)	(1,013)

Ending units	121,759	144,457	18,727	20,917	24	457	9,172	9,647

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MVFSC		MVIVSC		MSEM		MSVMG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$860	1,104	19,993	21,359	10,558	9,237	67	(251)
Realized gain (loss) on investments	1,851	4,433	131,900	131,490	10,678	17,551	2,527	2,333
Change in unrealized gain (loss) on investments	30,764	9,473	303,046	177,045	(53,118)	42,424	28,053	(5,872)
Reinvested capital gains	351	721	-	-	3,470	-	2,000	11,725

Net increase (decrease) in contract owners’ equity resulting from operations	33,826	15,731	454,939	329,894	(28,412)	69,212	32,647	7,935

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(404)	811	40	-	-	3,817	44
Transfers between funds	-	(13,686)	(254,091)	(766,370)	15,741	(18,587)	18,272	5,961
Surrenders (note 6)	-	-	-	(319,449)	(34,328)	(243,320)	(26,638)	-
Death Benefits (note 4)	-	(6,328)	-	-	-	-	-	(1,094)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(5,686)	(4,681)	(40,330)	(40,146)	(18,743)	(20,187)	(2,548)	(3,032)
Adjustments to maintain reserves	(7)	7	(6)	20	19	(13)	8	5

Net equity transactions	(5,693)	(25,092)	(293,616)	(1,125,905)	(37,311)	(282,107)	(7,089)	1,884

Net change in contract owners’ equity	28,133	(9,361)	161,323	(796,011)	(65,723)	(212,895)	25,558	9,819
Contract owners’ equity beginning of period	98,436	107,797	1,821,129	2,617,140	362,363	575,258	103,914	94,095

Contract owners’ equity end of period	$126,569	98,436	1,982,452	1,821,129	296,640	362,363	129,472	103,914

CHANGES IN UNITS:
Beginning units	9,603	12,156	112,571	187,079	11,179	20,882	8,329	8,177
Units purchased	-	-	942	12,936	1,245	7,989	1,433	495
Units redeemed	(474)	(2,553)	(17,261)	(87,444)	(2,370)	(17,692)	(2,195)	(343)

Ending units	9,129	9,603	96,252	112,571	10,054	11,179	7,567	8,329

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSVRE		HIBF		GEM		GIG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(340)	5,088	72,304	82,219	8,112	2,522	77	456
Realized gain (loss) on investments	252,831	237,903	6,266	68,188	(55,289)	(16,353)	2,790	1,702
Change in unrealized gain (loss) on investments	(166,441)	(77,077)	(4,568)	6,255	52,612	161,117	3,814	7,726
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	86,050	165,914	74,002	156,662	5,435	147,286	6,681	9,884

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,630	38,969	3,336	35,819	-	-	-	-
Transfers between funds	(15,590)	4,918	9,244	33,535	(164)	(80)	(11,415)	(11,364)
Surrenders (note 6)	(929,478)	(509,837)	(15,321)	(435,909)	(89,818)	-	(38,113)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(204)	(105)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(5,038)	(18,082)	(17,053)	(19,093)	(22,782)	(27,112)	(763)	(2,230)
Adjustments to maintain reserves	(16)	2	(22)	17	(2)	(3)	(1)	4

Net equity transactions	(946,492)	(484,030)	(20,020)	(385,736)	(112,766)	(27,195)	(50,292)	(13,590)

Net change in contract owners’ equity	(860,442)	(318,116)	53,982	(229,074)	(107,331)	120,091	(43,611)	(3,706)
Contract owners’ equity beginning of period	891,850	1,209,966	1,105,429	1,334,503	1,002,619	882,528	78,948	82,654

Contract owners’ equity end of period	$31,408	891,850	1,159,411	1,105,429	895,288	1,002,619	35,337	78,948

CHANGES IN UNITS:
Beginning units	25,358	40,069	50,293	69,521	38,432	39,554	5,764	6,959
Units purchased	188	1,436	607	3,519	-	1	-	19
Units redeemed	(24,636)	(16,147)	(1,507)	(22,747)	(4,283)	(1,123)	(3,569)	(1,214)

Ending units	910	25,358	49,393	50,293	34,149	38,432	2,195	5,764

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRF		GBF		CAF		GVIX2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,169	1,137	7,801	60,016	181	153	-	(1)
Realized gain (loss) on investments	3,331	40,432	(24,921)	38,992	1,484	6,891	-	(118)
Change in unrealized gain (loss) on investments	24,566	(15,291)	(2,256)	(102,030)	9,506	(2,802)	-	-
Reinvested capital gains	-	-	6,233	98,656	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,066	26,278	(13,143)	95,634	11,171	4,242	-	(119)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	723	7,764	24,167	228,365	-	356	-	-
Transfers between funds	(741)	(92,245)	155,270	23,895	726	25,946	-	(949)
Surrenders (note 6)	(15,015)	(116,765)	(2,717,467)	(2,147,542)	(7,908)	(12,008)	-	-
Death Benefits (note 4)	-	-	-	(3,570)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,548)	(2,744)	(23,785)	(58,114)	(743)	(1,277)	-	(10)
Adjustments to maintain reserves	(4)	(4)	18	15	1	(1)	-	108

Net equity transactions	(16,585)	(203,994)	(2,561,797)	(1,956,951)	(7,924)	13,016	-	(851)

Net change in contract owners’ equity	12,481	(177,716)	(2,574,940)	(1,861,317)	3,247	17,258	-	(970)
Contract owners’ equity beginning of period	105,472	283,188	3,117,813	4,979,130	43,788	26,530	-	970

Contract owners’ equity end of period	$117,953	105,472	542,873	3,117,813	47,035	43,788	-	-

CHANGES IN UNITS:
Beginning units	7,947	24,150	151,647	257,571	4,812	3,316	-	141
Units purchased	49	634	10,374	17,754	79	2,948	-	-
Units redeemed	(1,200)	(16,837)	(133,045)	(123,678)	(897)	(1,452)	-	(141)

Ending units	6,796	7,947	28,976	151,647	3,994	4,812	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIDA		GVIDC		GVIDM		GVDMA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$8	35	1,937	91	497	777	763	919
Realized gain (loss) on investments	409	38	569	17	2,866	300	3,856	1,804
Change in unrealized gain (loss) on investments	(142)	320	(1,347)	101	3,011	3,219	7,638	5,620
Reinvested capital gains	-	-	1,818	83	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	275	393	2,977	292	6,374	4,296	12,257	8,343

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(279)	(69)	146,031	194	(17,788)	29,243	(2,018)	(8,550)
Surrenders (note 6)	(2,121)	-	(32,034)	-	(5,327)	(11,283)	(19,279)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(33)	(112)	(1,778)	(305)	(633)	(1,559)	(1,422)	(1,739)
Adjustments to maintain reserves	4	(9)	(5)	(9)	(17)	4	(6)	6

Net equity transactions	(2,429)	(190)	112,214	(120)	(23,765)	16,405	(22,725)	(10,283)

Net change in contract owners’ equity	(2,154	203	115,191	172	(17,391)	20,701	(10,468)	(1,940)
Contract owners’ equity beginning of period	2,790	2,587	6,120	5,948	54,758	34,057	68,559	70,499

Contract owners’ equity end of period	$636	2,790	121,311	6,120	37,367	54,758	58,091	68,559

CHANGES IN UNITS:
Beginning units	167	179	408	416	3,360	2,310	4,093	4,776
Units purchased	-	-	9,535	13	-	1,872	-	-
Units redeemed	(137)	(12)	(2,209)	(21)	(1,389)	(822)	(1,252)	(683)

Ending units	30	167	7,734	408	1,971	3,360	2,841	4,093

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMC		MCIF		SAM		SAM5
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3)	99	68,945	48,862	(129)	(798)	(146,595)	(150,306)
Realized gain (loss) on investments	608	33	882,616	643,927	-	-	-	-
Change in unrealized gain (loss) on investments	(396)	336	832,634	(184,003)	-	-	-	-
Reinvested capital gains	47	28	181,437	372,780	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	256	496	1,965,632	881,566	(129)	(798)	(146,595)	(150,306)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	726	-	-	-	1,873,706	47
Transfers between funds	1,286	111	287,705	(333,593)	-	-	8,107,388	1,731,446
Surrenders (note 6)	(3,944)	-	(54,363)	-	-	-	(1,412,920)	(890,275)
Death Benefits (note 4)	-	-	-	-	-	-	(12,695)	(22,179)
Net policy repayments (loans) (note 5)	-	-	-	-	(286,983)	-	(270,697)	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(588)	(242)	(59,836)	(47,992)	(5,867)	(6,205)	(793,576)	(773,431)
Adjustments to maintain reserves	(7)	(6)	3	52	(5)	8	83	433

Net equity transactions	(3,253)	(137)	174,235	(381,533)	(292,855)	(6,197)	7,491,289	46,041

Net change in contract owners’ equity	(2,997)	359	2,139,867	500,033	(292,984)	(6,995)	7,344,694	(104,265)
Contract owners’ equity beginning of period	6,833	6,474	5,828,438	5,328,405	314,207	321,202	59,252,087	59,356,352

Contract owners’ equity end of period	$3,836	6,833	7,968,305	5,828,438	21,223	314,207	66,596,781	59,252,087

CHANGES IN UNITS:
Beginning units	428	437	263,729	282,523	23,201	23,658	5,176,806	5,173,120
Units purchased	65	7	12,226	8	-	-	879,413	189,045
Units redeemed	(275)	(16)	(4,065)	(18,802)	(21,630)	(457)	(225,637)	(185,359)

Ending units	218	428	271,890	263,729	1,571	23,201	5,830,582	5,176,806

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMLG1		NVMLV1		NVMMG1		SCGF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$372	277	125	468	(2)	(18)	(328)	(638)
Realized gain (loss) on investments	17,403	6,971	6,753	(127)	890	106	51,448	1,071
Change in unrealized gain (loss) on investments	3,363	8,513	(418)	7,262	(317)	164	(10,313)	28,602
Reinvested capital gains	5,312	3,405	600	-	-	699	1,630	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,450	19,166	7,060	7,603	571	951	42,437	29,035

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(17,312)	(25,573)	(1,264)	(9,147)	(10)	427	(241,169)	(6,532)
Surrenders (note 6)	(55,953)	-	(36,484)	-	(8,019)	-	(10,696)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,919)	(4,060)	(629)	(1,899)	(66)	(367)	(3,231)	(7,704)
Adjustments to maintain reserves	(2)	5	6	1	3	(4)	6	7

Net equity transactions	(75,186)	(29,628)	(38,371)	(11,045)	(8,092)	56	(255,090)	(14,229)

Net change in contract owners’ equity	(48,736)	(10,462)	(31,311)	(3,442)	(7,521)	1,007	(212,653)	14,806
Contract owners’ equity beginning of period	134,777	145,239	44,791	48,233	7,521	6,514	247,569	232,763

Contract owners’ equity end of period	$86,041	134,777	13,480	44,791	-	7,521	34,916	247,569

CHANGES IN UNITS:
Beginning units	12,651	15,823	3,865	4,891	683	678	13,920	14,809
Units purchased	-	-	-	25	-	40	-	17
Units redeemed	(6,642)	(3,172)	(3,004)	(1,051)	(683)	(35)	(12,556)	(906)

Ending units	6,009	12,651	861	3,865	-	683	1,364	13,920

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCVF		SCF		MSBF		EIF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,414	1,781	(1,406)	(1,641)	895	3,000	(15)	181
Realized gain (loss) on investments	117,871	2,770	479,232	226,586	1,876	788	4,716	531
Change in unrealized gain (loss) on investments	(27,391)	48,140	(167,679)	12,897	(2,310)	1,700	(2,272)	2,325
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	91,894	52,691	310,147	237,842	461	5,488	2,429	3,037

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,881	-	(3,873)	1,194	-	-	-	-
Transfers between funds	(47,117)	(2,066)	(36,883)	(391,871)	(104,378)	116,697	(14)	(1,938)
Surrenders (note 6)	(58,936)	-	(946,221)	(8,248)	(21,163)	(3,360)	(17,496)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(148,266)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(9,146)	(10,655)	(14,153)	(21,547)	(3,567)	(3,432)	(205)	(712)
Adjustments to maintain reserves	(1)	14	(14)	29	4	1	6	-

Net equity transactions	(111,319)	(12,707)	(1,149,410)	(420,443)	(129,104)	109,906	(17,709)	(2,650)

Net change in contract owners’ equity	(19,425)	39,984	(839,263)	(182,601)	(128,643)	115,394	(15,280)	387
Contract owners’ equity beginning of period	307,137	267,153	1,529,722	1,712,323	158,777	43,383	18,657	18,270

Contract owners’ equity end of period	$287,712	307,137	690,459	1,529,722	30,134	158,777	3,377	18,657

CHANGES IN UNITS:
Beginning units	10,860	11,349	58,855	75,903	7,603	2,326	1,323	1,531
Units purchased	-	4	1,241	113	38	6,806	-	-
Units redeemed	(3,596)	(493)	(41,187)	(17,161)	(6,178)	(1,529)	(1,146)	(208)

Ending units	7,264	10,860	18,909	58,855	1,463	7,603	177	1,323

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVRE1		ALVGIA		ALVIVA		ACVB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,132	-	533	20,268	3,841	294	(83)	4,963
Realized gain (loss) on investments	(119)	-	160,263	103,789	1,136	(58,773)	70,912	1,526
Change in unrealized gain (loss) on investments	(16,704)	-	(98,983)	109,593	8,029	114,820	(60,494)	23,024
Reinvested capital gains	16,385	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,694	-	61,813	233,650	13,006	56,341	10,335	29,513

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	1,194	6,222	66,803	-	-
Transfers between funds	223,707	-	(1,508,572)	1,286,578	(994)	(8,298)	-	(1,005)
Surrenders (note 6)	-	-	(17,006)	(18,448)	-	(745,827)	(283,936)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(4,108)	-	(2,701)	(15,100)	(1,733)	(4,861)	(2,376)	(13,658)
Adjustments to maintain reserves	(10)	-	17	(3)	-	3	(6)	6

Net equity transactions	219,589	-	(1,528,262)	1,254,221	3,495	(692,180)	(286,318)	(14,657)

Net change in contract owners’ equity	222,283	-	(1,466,449)	1,487,871	16,501	(635,839)	(275,983)	14,856
Contract owners’ equity beginning of period	-	-	1,531,183	43,312	50,917	686,756	275,983	261,127

Contract owners’ equity end of period	$222,283	-	64,734	1,531,183	67,418	50,917	-	275,983

CHANGES IN UNITS:
Beginning units	-	-	80,947	2,684	7,048	108,779	16,745	17,669
Units purchased	9,340	-	1	80,162	991	9,847	-	-
Units redeemed	(169)	-	(78,406)	(1,899)	(437)	(111,578)	(16,745)	(924)

Ending units	9,171	-	2,542	80,947	7,602	7,048	-	16,745

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVCA		ACVIG		ACVI		ACVMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(134)	(1,107)	11,308	8,912	16,651	5,985	1,266	2,831
Realized gain (loss) on investments	149,544	7,235	13,278	67,002	(20,805)	(67,214)	11,099	10,305
Change in unrealized gain (loss) on investments	(120,320)	31,550	146,127	(11,031)	196,709	244,267	22,458	7,564
Reinvested capital gains	-	24,301	-	-	-	-	2,111	10,806

Net increase (decrease) in contract owners’ equity resulting from operations	29,090	61,979	170,713	64,883	192,555	183,038	36,934	31,506

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	9,592	81,260	-	1,481	-	4
Transfers between funds	-	1,508	28,895	38,946	12,895	(90,891)	(37,230)	(24,566)
Surrenders (note 6)	(464,670)	-	(15,841)	(133,553)	(283,743)	(10,522)	-	(124,880)
Death Benefits (note 4)	-	-	-	(3,045)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,854)	(21,959)	(10,626)	(9,718)	(22,056)	(26,283)	(9,046)	(9,239)
Adjustments to maintain reserves	8	2	(4)	11	(4)	12	(3)	(2)

Net equity transactions	(468,516)	(20,449)	12,016	(26,099)	(292,908)	(126,203)	(46,279)	(158,683)

Net change in contract owners’ equity	(439,426)	41,530	182,729	38,784	(100,353)	56,835	(9,345)	(127,177)
Contract owners’ equity beginning of period	439,426	397,896	486,041	447,257	1,036,228	979,393	149,815	276,992

Contract owners’ equity end of period	$-	439,426	668,770	486,041	935,875	1,036,228	140,470	149,815

CHANGES IN UNITS:
Beginning units	17,464	18,298	31,725	33,414	66,912	76,433	12,263	26,309
Units purchased	-	61	2,044	8,225	826	102	147	9,550
Units redeemed	(17,464)	(895)	(1,549)	(9,914)	(18,246)	(9,623)	(3,551)	(23,596)

Ending units	-	17,464	32,220	31,725	49,492	66,912	8,859	12,263

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVU1		ACVV		ACVVS1		DVMCS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$61	(89)	12,049	21,155	(15)	(120)	(6)	(1,328)
Realized gain (loss) on investments	3,140	3,877	22,013	235,261	17,925	(180)	3,801	(23,141)
Change in unrealized gain (loss) on investments	4,723	1,473	199,872	(92,649)	(14,464)	6,916	(1,865)	(1,335)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,924	5,261	233,934	163,767	3,446	6,616	1,930	(25,804)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	879	-	-	-	-	-	-
Transfers between funds	(665)	(2,252)	3,334	(70,399)	(46)	446	-	35,300
Surrenders (note 6)	(15,226)	(5,672)	(60,334)	-	(50,821)	-	(22,200)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(538)	(1,350)	(25,047)	(29,175)	(431)	(2,378)	(179)	(7,497)
Adjustments to maintain reserves	(11)	6	(9)	12	(14)	5	7	(1)

Net equity transactions	(16,440)	(8,389)	(82,056)	(99,562)	(51,312)	(1,927)	(22,372)	27,802

Net change in contract owners’ equity	(8,516)	(3,128)	151,878	64,205	(47,866)	4,689	(20,442)	1,998
Contract owners’ equity beginning of period	34,418	37,546	793,999	729,794	48,272	43,583	20,442	18,444

Contract owners’ equity end of period	$25,902	34,418	945,877	793,999	406	48,272	-	20,442

CHANGES IN UNITS:
Beginning units	2,529	3,135	37,784	39,691	3,394	3,534	947	1,020
Units purchased	-	62	42	-	-	33	-	310
Units redeemed	(1,137)	(668)	(3,570)	(1,907)	(3,372)	(173)	(947)	(383)

Ending units	1,392	2,529	34,256	37,784	22	3,394	-	947

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DVSCS		DCAP		DGI		DVIV
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$62,611	13,579	9,068	72,869	(50)	1,892	5,915	8,682
Realized gain (loss) on investments	936,743	796,738	10,922	286,369	53,337	566	10,811	2,611
Change in unrealized gain (loss) on investments	1,294,228	(202,215)	78,821	(87,592)	(41,574)	22,816	57,803	27,240
Reinvested capital gains	94,509	192,636	1,250	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,388,091	800,738	100,061	271,646	11,713	25,274	74,529	38,533

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,723	(320)	2,195	10,051	-	-	-	-
Transfers between funds	(161,113)	(173,307)	(33,340)	(209,008)	-	513	12,494	2,297
Surrenders (note 6)	(22,457)	(560)	(21,875)	(39,974)	(172,977)	-	(16,333)	-
Death Benefits (note 4)	-	(315)	-	(1,955)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(60,432)	(46,986)	(8,613)	(22,442)	(1,437)	(7,845)	(11,144)	(10,851)
Adjustments to maintain reserves	14	44	(6)	8	(1)	2	14	4

Net equity transactions	(242,265)	(221,444)	(61,639)	(263,320)	(174,415)	(7,330)	(14,969)	(8,550)

Net change in contract owners’ equity	2,145,826	579,294	38,422	8,326	(162,702)	17,944	59,560	29,983
Contract owners’ equity beginning of period	5,848,779	5,269,485	521,058	512,732	162,702	144,758	347,462	317,479

Contract owners’ equity end of period	$7,994,605	5,848,779	559,480	521,058	-	162,702	407,022	347,462

CHANGES IN UNITS:
Beginning units	300,667	312,895	29,420	31,920	12,802	13,415	20,511	21,062
Units purchased	1,119	4,677	105	544	-	43	581	140
Units redeemed	(9,134)	(16,905)	(3,375)	(3,044)	(12,802)	(656)	(1,508)	(691)

Ending units	292,652	300,667	26,150	29,420	-	12,802	19,584	20,511

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FQB		FEIP		FHIP		FAMP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$9,053	7,053	(15)	1,335	40	2,937	28,823	33,445
Realized gain (loss) on investments	128,598	1,683	13,424	25	7,023	(73)	425,465	101,174
Change in unrealized gain (loss) on investments	(128,054)	130,809	(10,294)	2,862	(6,648)	4,006	(127,831)	184,912
Reinvested capital gains	-	-	138	2,924	-	-	5,371	19,305

Net increase (decrease) in contract owners’ equity resulting from operations	9,597	139,545	3,253	7,146	415	6,870	331,828	338,836

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	1,277	-
Transfers between funds	(3,147,733)	2,786,732	-	47	-	(358)	(159,496)	(1,036,883)
Surrenders (note 6)	(27,147)	-	(50,610)	-	(54,529)	-	(482,437)	-
Death Benefits (note 4)	-	-	-	-	-	-	(17,798)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(6,189)	(23,773)	(420)	(2,294)	(463)	(2,638)	(26,334)	(45,461)
Adjustments to maintain reserves	(5)	8	(4)	9	(9)	11	9	21

Net equity transactions	(3,181,074)	2,762,967	(51,034)	(2,238)	(55,001)	(2,985)	(684,779)	(1,082,323)

Net change in contract owners’ equity	(3,171,477)	2,902,512	(47,781)	4,908	(54,586)	3,885	(352,951)	(743,487)
Contract owners’ equity beginning of period	3,173,655	271,143	47,781	42,873	54,586	50,701	2,651,517	3,395,004

Contract owners’ equity end of period	$2,178	3,173,655	-	47,781	-	54,586	2,298,566	2,651,517

CHANGES IN UNITS:
Beginning units	155,678	14,557	3,223	3,384	2,572	2,722	165,902	238,337
Units purchased	-	142,328	-	4	-	-	-	-
Units redeemed	(155,572)	(1,207)	(3,223)	(165)	(2,572)	(150)	(41,295)	(72,435)

Ending units	106	155,678	-	3,223	-	2,572	124,607	165,902

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FCP		FCS		FEIS		FGOP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(51)	1,799	5,194	5,142	5,530	7,298	(3)	27
Realized gain (loss) on investments	50,098	816	12,138	45,998	18,819	44,243	7,443	116
Change in unrealized gain (loss) on investments	(39,850)	21,308	165,707	196,407	27,342	(25,461)	(6,437)	2,866
Reinvested capital gains	-	-	201	-	17,329	18,248	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,197	23,923	183,240	247,547	69,020	44,328	1,003	3,009

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	27,558	142,549	4,273	20,921	-	-
Transfers between funds	-	187	(27,092)	(131,460)	(23,691)	(141,817)	-	13
Surrenders (note 6)	(175,428)	-	(8,329)	(1,540,635)	(28,043)	-	(18,733)	-
Death Benefits (note 4)	-	-	-	(6,631)	-	(1,905)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,461)	(8,156)	(16,766)	(22,197)	(6,795)	(6,247)	(155)	(884)
Adjustments to maintain reserves	5	(3)	-	13	(3)	(10)	(2)	7

Net equity transactions	(176,884)	(7,972)	(24,629)	(1,558,361)	(54,259)	(129,058)	(18,890)	(864)

Net change in contract owners’ equity	(166,687)	15,951	158,611	(1,310,814)	14,761	(84,730)	(17,887)	2,145
Contract owners’ equity beginning of period	166,687	150,736	611,185	1,921,999	262,316	347,046	17,887	15,742

Contract owners’ equity end of period	$-	166,687	769,796	611,185	277,077	262,316	-	17,887

CHANGES IN UNITS:
Beginning units	8,838	9,281	26,600	102,095	15,961	24,684	1,358	1,426
Units purchased	-	10	1,143	7,311	208	1,305	-	1
Units redeemed	(8,838)	(453)	(2,035)	(82,806)	(2,966)	(10,028)	(1,358)	(69)

Ending units	-	8,838	25,708	26,600	13,203	15,961	-	1,358

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FGOS		FGP		FGS		FHIS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,077)	841	(16)	190	(236)	1,623	1,572	3,966
Realized gain (loss) on investments	343,777	101,143	15,207	176	81,418	121,633	2,425	(239)
Change in unrealized gain (loss) on investments	(114,438)	110,530	(12,840)	6,753	177,084	(22,058)	(1,133)	5,901
Reinvested capital gains	129	-	-	-	642	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	228,391	212,514	2,351	7,119	258,908	101,198	2,864	9,628

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	593	-	-
Transfers between funds	(450,071)	101,362	-	(103)	229,331	(16,129)	(12,796)	(13,757)
Surrenders (note 6)	(928,071)	(37,078)	(56,056)	-	(8,740)	(31,695)	(35,280)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(76,619)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(12,251)	(25,665)	(471)	(2,719)	(23,364)	(19,094)	(935)	(1,336)
Adjustments to maintain reserves	1	2	(6)	9	(1)	10	(7)	6

Net equity transactions	(1,390,392)	38,621	(56,533)	(2,813)	120,607	(66,315)	(49,018)	(15,087)

Net change in contract owners’ equity	(1,162,001)	251,135	(54,182)	4,306	379,515	34,883	(46,154)	(5,459)
Contract owners’ equity beginning of period	1,437,936	1,186,801	54,182	49,876	667,181	632,298	74,995	80,454

Contract owners’ equity end of period	$275,935	1,437,936	-	54,182	1,046,696	667,181	28,841	74,995

CHANGES IN UNITS:
Beginning units	118,550	116,596	4,878	5,137	43,279	46,936	4,770	5,829
Units purchased	-	7,123	-	-	13,245	37	-	-
Units redeemed	(101,997)	(5,169)	(4,878)	(259)	(6,549)	(3,694)	(3,033)	(1,059)

Ending units	16,553	118,550	-	4,878	49,975	43,279	1,737	4,770

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FIGBS		FMCS		FOP		FOS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,566	3,053	1,080	826	(9)	461	655	1,197
Realized gain (loss) on investments	(855)	(145)	10,007	249,240	4,759	(404)	5,811	(10,907)
Change in unrealized gain (loss) on investments	(6,328)	405	86,325	(126,772)	(3,569)	4,729	11,047	26,819
Reinvested capital gains	1,546	3,211	76,358	41,395	-	91	244	249

Net increase (decrease) in contract owners’ equity resulting from operations	(3,071)	6,524	173,770	164,689	1,181	4,877	17,757	17,358

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(96)	7,171	77,025	-	-	220	21,713
Transfers between funds	2,803	104,307	43,430	(43,680)	-	312	(3,026)	(107,994)
Surrenders (note 6)	(20,132)	-	(50,145)	(1,001,166)	(29,123)	-	(3,698)	(5,687)
Death Benefits (note 4)	-	-	-	-	-	-	-	(173)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(5,543)	(4,486)	(22,126)	(25,860)	(246)	(1,332)	(1,832)	(2,557)
Adjustments to maintain reserves	(5)	3	(4)	8	(1)	3	(5)	(3)

Net equity transactions	(22,877)	99,728	(21,674)	(993,673)	(29,370)	(1,017)	(8,341)	(94,701)

Net change in contract owners’ equity	(25,948)	106,252	152,096	(828,984)	(28,189)	3,860	9,416	(77,343)
Contract owners’ equity beginning of period	149,386	43,134	508,276	1,337,260	28,189	24,329	62,295	139,638

Contract owners’ equity end of period	$123,438	149,386	660,372	508,276	-	28,189	71,711	62,295

CHANGES IN UNITS:
Beginning units	10,117	3,082	29,402	88,464	2,129	2,213	4,388	11,827
Units purchased	191	7,359	4,153	11,551	-	25	25	1,612
Units redeemed	(1,766)	(324)	(5,412)	(70,613)	(2,129)	(109)	(529)	(9,051)

Ending units	8,542	10,117	28,143	29,402	-	2,129	3,884	4,388

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FVSS		FTVSV2		TIF2		FTVGI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$12,006	(1,317)	36,886	18,265	3,465	4,600	12,719	22,938
Realized gain (loss) on investments	7,413	(18,213)	178,583	(14,272)	8,616	(586)	3,208	3,154
Change in unrealized gain (loss) on investments	457,958	(1,727)	794,141	553,357	21,534	24,826	(14,873)	37,437
Reinvested capital gains	-	-	58,694	-	-	-	3,480	602

Net increase (decrease) in contract owners’ equity resulting from operations	477,377	(21,257)	1,068,304	557,350	33,615	28,840	4,534	64,131

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	8,095	32,303	-	1,481	-	40
Transfers between funds	1,784,521	33,296	(605,771)	(240,747)	21,276	9,604	(32,920)	(12,007)
Surrenders (note 6)	(21,581)	-	(23,083)	(403,153)	(54,155)	(8,111)	-	(290,640)
Death Benefits (note 4)	-	-	(28,211)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(24,484)	(7,503)	(35,406)	(34,671)	(3,531)	(5,575)	(19,632)	(20,978)
Adjustments to maintain reserves	3	17	16	28	(8)	12	9	6

Net equity transactions	1,738,459	25,810	(684,360)	(646,240)	(36,418)	(2,589)	(52,543)	(323,579)

Net change in contract owners’ equity	2,215,836	4,553	383,944	(88,890)	(2,803)	26,251	(48,009)	(259,448)
Contract owners’ equity beginning of period	23,011	18,458	3,420,190	3,509,080	185,450	159,199	351,135	610,583

Contract owners’ equity end of period	$2,238,847	23,011	3,804,134	3,420,190	182,647	185,450	303,126	351,135

CHANGES IN UNITS:
Beginning units	1,235	1,256	212,425	257,331	8,854	8,964	21,221	42,354
Units purchased	93,341	438	599	3,517	832	639	1,382	18,644
Units redeemed	(2,229)	(459)	(39,167)	(48,423)	(2,577)	(749)	(4,532)	(39,777)

Ending units	92,347	1,235	173,857	212,425	7,109	8,854	18,071	21,221

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVMCE		SBVSG		BNCAI		AMTB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$9,345	13,064	(81)	29	133	495	(26)	2,470
Realized gain (loss) on investments	180,738	131,958	202	(25)	5,748	69,659	439	(636)
Change in unrealized gain (loss) on investments	121,975	94,496	9,135	(162)	14,092	(53,722)	(194)	2,022
Reinvested capital gains	128,198	-	3,801	837	6,202	3,230	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	440,256	239,518	13,057	679	26,175	19,662	219	3,856

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,351	-	1,723	21	-	593	-	-
Transfers between funds	(146,550)	(132,676)	24,767	20,437	26,653	(141,094)	-	(219)
Surrenders (note 6)	(64,013)	(250)	-	-	(16,472)	(19,076)	(89,292)	-
Death Benefits (note 4)	-	-	-	(315)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(19,089)	(18,742)	(851)	(383)	(1,132)	(3,147)	(757)	(4,534)
Adjustments to maintain reserves	16	6	(9)	6	1	8	(6)	11

Net equity transactions	(228,285)	(151,662)	25,630	19,766	9,050	(162,716)	(90,055)	(4,742)

Net change in contract owners’ equity	211,971	87,856	38,687	20,445	35,225	(143,054)	(89,836)	(886)
Contract owners’ equity beginning of period	1,482,931	1,395,075	20,445	-	67,611	210,665	89,836	90,722

Contract owners’ equity end of period	$1,694,902	1,482,931	59,132	20,445	102,836	67,611	-	89,836

CHANGES IN UNITS:
Beginning units	60,565	67,330	1,631	-	2,707	9,949	6,551	6,903
Units purchased	2,062	4,514	1,639	1,688	877	45	-	-
Units redeemed	(10,408)	(11,279)	(54)	(57)	(637)	(7,287)	(6,551)	(352)

Ending units	52,219	60,565	3,216	1,631	2,947	2,707	-	6,551

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMTG		AMGP		AMCG		AMTP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(67)	(545)	509	23	(15)	(73)	3,143	562
Realized gain (loss) on investments	112,942	2,038	5,006	16,941	6,469	3,101	21,214	5,406
Change in unrealized gain (loss) on investments	(97,118)	23,061	8,774	(8,028)	(4,208)	915	69,775	42,896
Reinvested capital gains	-	-	4,141	667	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,757	24,554	18,430	9,603	2,246	3,943	94,132	48,864

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	2,753	41	-	-	-	-
Transfers between funds	-	1,760	47,214	(41,234)	(1,706)	(10,701)	(379)	(12,490)
Surrenders (note 6)	(230,707)	-	(18,997)	-	(25,911)	-	(48,130)	-
Death Benefits (note 4)	-	-	-	(1,100)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,914)	(10,833)	(1,416)	(2,439)	(211)	(1,031)	(4,955)	(6,383)
Adjustments to maintain reserves	2	(4)	18	(9)	(6)	(3)	-	6

Net equity transactions	(232,619)	(9,077)	29,572	(44,741)	(27,834)	(11,735)	(53,464)	(18,867)

Net change in contract owners’ equity	(216,862)	15,477	48,002	(35,138)	(25,588)	(7,792)	40,668	29,997
Contract owners’ equity beginning of period	216,862	201,385	44,495	79,633	26,863	34,655	340,752	310,755

Contract owners’ equity end of period	$-	216,862	92,497	44,495	1,275	26,863	381,420	340,752

CHANGES IN UNITS:
Beginning units	16,127	16,821	2,743	5,520	1,254	1,814	22,906	24,296
Units purchased	-	132	2,519	-	-	-	-	24
Units redeemed	(16,127)	(826)	(1,144)	(2,777)	(1,209)	(560)	(3,305)	(1,414)

Ending units	-	16,127	4,118	2,743	45	1,254	19,601	22,906

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMFAS		OVMS		OVGR		OVB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1)	(11)	(100)	3,512	3,587	2,696	(89)	13,873
Realized gain (loss) on investments	1,099	77	60,546	(6,164)	87,419	56,263	(101,687)	(6,957)
Change in unrealized gain (loss) on investments	(819)	283	(46,083)	39,222	45,091	25,180	101,322	21,435
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	279	349	14,363	36,570	136,097	84,139	(454)	28,351

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	(538)	-	-
Transfers between funds	-	446	-	(1,245)	(1,402)	(106,120)	-	(2,676)
Surrenders (note 6)	(4,930)	-	(341,984)	-	(86,489)	-	(299,871)	-
Death Benefits (note 4)	-	-	-	-	-	(8,680)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(82,214)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(43)	(239)	(2,850)	(16,096)	(14,143)	(23,602)	(2,547)	(14,881)
Adjustments to maintain reserves	3	(3)	(2)	7	10	1	3	(4)

Net equity transactions	(4,970)	204	(344,836)	(17,334)	(184,238)	(138,939)	(302,415)	(17,561)

Net change in contract owners’ equity	(4,691)	553	(330,473)	19,236	(48,141)	(54,800)	(302,869)	10,790
Contract owners’ equity beginning of period	4,691	4,138	330,473	311,237	604,894	659,694	302,869	292,079

Contract owners’ equity end of period	$-	4,691	-	330,473	556,753	604,894	-	302,869

CHANGES IN UNITS:
Beginning units	328	314	25,431	26,839	36,864	45,765	23,703	25,148
Units purchased	-	31	-	-	-	44	-	-
Units redeemed	(328)	(17)	(25,431)	(1,408)	(10,646)	(8,945)	(23,703)	(1,445)

Ending units	-	328	-	25,431	26,218	36,864	-	23,703

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGS		OVGI		OVAG		PMVAAA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$36,497	28,716	99	913	(89)	(358)	15,360	2,061
Realized gain (loss) on investments	215,286	158,772	37,313	(125)	50,896	3,432	1,244	17,551
Change in unrealized gain (loss) on investments	484,298	69,867	(28,046)	18,833	(36,218)	17,543	(11,715)	31,454
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	736,081	257,355	9,366	19,621	14,589	20,617	4,889	51,066

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	1,595,064	(359,689)	(3,280)	(614)	(3,662)	(2,254)	318,691	(3,188,435)
Surrenders (note 6)	(101,615)	(6,066)	(26,131)	-	(48,225)	-	(12,571)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(99,997)	-	(81,714)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(38,331)	(18,521)	(2,514)	(3,319)	(2,521)	(3,845)	(6,834)	(4,308)
Adjustments to maintain reserves	5	10	(4)	9	-	7	13	(4)

Net equity transactions	1,455,123	(384,266)	(131,926)	(3,924)	(136,122)	(6,092)	299,299	(3,192,747)

Net change in contract owners’ equity	2,191,204	(126,911)	(122,560)	15,697	(121,533)	14,525	304,188	(3,141,681)
Contract owners’ equity beginning of period	1,277,740	1,404,651	135,518	119,821	143,275	128,750	49,145	3,190,826

Contract owners’ equity end of period	$3,468,944	1,277,740	12,958	135,518	21,742	143,275	353,333	49,145

CHANGES IN UNITS:
Beginning units	76,332	101,503	10,241	10,556	10,092	10,534	2,739	203,903
Units purchased	104,666	3,325	-	27	-	25	18,044	1
Units redeemed	(17,807)	(28,496)	(9,496)	(342)	(8,963)	(467)	(1,095)	(201,165)

Ending units	163,191	76,332	745	10,241	1,129	10,092	19,688	2,739

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVLDA		PMVRRA		PMVTRA		PIHYB1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$19,937	41,934	71,027	34,860	515,149	565,827	7,788	2,060
Realized gain (loss) on investments	60,373	3,799	137,758	241,052	31,360	209,476	2,141	305
Change in unrealized gain (loss) on investments	(95,172)	84,234	(775,821)	(150,945)	(1,425,700)	819,020	(8,902)	1,654
Reinvested capital gains	-	-	37,183	229,186	199,960	518,624	14,538	1,573

Net increase (decrease) in contract owners’ equity resulting from operations	(14,862)	129,967	(529,853)	354,153	(679,231)	2,112,947	15,565	5,592

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	2,938	48,332	871	4,408	45,923	-	-
Transfers between funds	(2,357,744)	2,847,570	607,761	135,261	(3,959,621)	(1,037,726)	229,241	8,872
Surrenders (note 6)	(25,877)	(13,041)	(129,980)	(940,146)	(62,448)	(2,547,034)	(26,531)	-
Death Benefits (note 4)	-	(25,454)	-	(33,566)	-	(25,417)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(40,337)	(52,177)	(88,119)	(79,266)	(291,644)	(275,414)	(4,986)	(1,468)
Adjustments to maintain reserves	155	(78)	(187)	24	835	2,659	35	7

Net equity transactions	(2,423,803)	2,759,758	437,807	(916,822)	(4,308,470)	(3,837,009)	197,759	7,411

Net change in contract owners’ equity	(2,438,665)	2,889,725	(92,046)	(562,669)	(4,987,701)	(1,724,062)	213,324	13,003
Contract owners’ equity beginning of period	4,226,951	1,337,226	4,651,679	5,214,348	27,220,600	28,944,662	44,496	31,493

Contract owners’ equity end of period	$1,788,286	4,226,951	4,559,633	4,651,679	22,232,899	27,220,600	257,820	44,496

CHANGES IN UNITS:
Beginning units	284,774	95,127	236,204	287,234	1,439,924	1,675,293	1,876	1,537
Units purchased	41,655	195,938	63,704	25	25,220	25,533	9,120	415
Units redeemed	(205,488)	(6,291)	(44,231)	(51,055)	(262,700)	(260,902)	(1,271)	(76)

Ending units	120,941	284,774	255,677	236,204	1,202,444	1,439,924	9,725	1,876

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACGI		AVBVI		AVIE		ROCMC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,678	3,574	(2)	62	77	1,195	2,322	(3,387)
Realized gain (loss) on investments	25,000	25,152	1,092	123	6,960	4,602	(17,736)	(24,661)
Change in unrealized gain (loss) on investments	42,235	23,850	(717)	660	(2,999)	7,949	172,243	145,816
Reinvested capital gains	1,938	-	-	-	-	-	24,829	23,181

Net increase (decrease) in contract owners’ equity resulting from operations	71,851	52,576	373	845	4,038	13,746	181,658	140,949

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	35	-	-	-	46	3,623	88,335
Transfers between funds	(71,615)	(48,676)	-	(940)	(31,555)	(41,625)	(180,309)	(532,264)
Surrenders (note 6)	-	(219,800)	(5,467)	-	(11,910)	(6,720)	(55,712)	(465,628)
Death Benefits (note 4)	-	-	-	-	-	(1,012)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(15,570)	(16,439)	(45)	(251)	(729)	(2,732)	(12,223)	(23,080)
Adjustments to maintain reserves	(1)	2	5	(3)	11	(13)	(7)	16

Net equity transactions	(87,186)	(284,878)	(5,507)	(1,194)	(44,183)	(52,056)	(244,628)	(932,621)

Net change in contract owners’ equity	(15,335)	(232,302)	(5,134)	(349)	(40,145)	(38,310)	(62,970)	(791,672)
Contract owners’ equity beginning of period	263,005	495,307	5,134	5,483	53,121	91,431	1,052,160	1,843,832

Contract owners’ equity end of period	$247,670	263,005	-	5,134	12,976	53,121	989,190	1,052,160

CHANGES IN UNITS:
Beginning units	22,814	49,129	339	425	2,673	5,302	40,576	76,287
Units purchased	877	16,561	-	-	1	35	790	3,392
Units redeemed	(7,628)	(42,876)	(339)	(86)	(2,124)	(2,664)	(9,761)	(39,103)

Ending units	16,063	22,814	-	339	550	2,673	31,605	40,576

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TREI2		TRLT1		TRMCG2		TRNAG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$15,843	22,903	6	-	(532)	(470)	(134)	147
Realized gain (loss) on investments	93,542	87,566	-	-	5,455	(18,524)	19,925	14,712
Change in unrealized gain (loss) on investments	264,647	102,087	(7)	-	41,984	21,967	(3,800)	6,262
Reinvested capital gains	-	-	-	-	18,729	19,685	826	583

Net increase (decrease) in contract owners’ equity resulting from operations	374,032	212,556	(1)	-	65,636	22,658	16,817	21,704

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	879	101	-	-	38,580	-	76
Transfers between funds	(12,184)	(142,828)	3,164	-	17,293	(1,718)	(64,295)	(188,720)
Surrenders (note 6)	(61,180)	(7,205)	-	-	(51,631)	(46,607)	(9,370)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	(1,330)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(16,740)	(17,542)	(13)	-	(4,046)	(6,944)	(1,321)	(2,887)
Adjustments to maintain reserves	39	(6)	(4)	-	28	(17)	(12)	7

Net equity transactions	(90,065)	(166,702)	3,248	-	(38,356)	(16,706)	(74,998)	(192,854)

Net change in contract owners’ equity	283,967	45,854	3,247	-	27,280	5,952	(58,181)	(171,150)
Contract owners’ equity beginning of period	1,370,636	1,324,782	-	-	214,553	208,601	63,779	234,929

Contract owners’ equity end of period	$1,654,603	1,370,636	3,247	-	241,833	214,553	5,598	63,779

CHANGES IN UNITS:
Beginning units	72,021	81,188	-	-	7,391	8,144	3,811	15,840
Units purchased	1,476	104	317	-	482	1,342	-	-
Units redeemed	(6,143)	(9,271)	(2)	-	(1,750)	(2,095)	(3,568)	(12,029)

Ending units	67,354	72,021	315	-	6,123	7,391	243	3,811

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRBCGP		VWBF		VWEM		VWHA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(9)	-	7,545	7,325	40,419	(3,302)	2,189	1,694
Realized gain (loss) on investments	4	-	15,651	234	1,245	(24,152)	(25,686)	(41,337)
Change in unrealized gain (loss) on investments	4,243	-	(26,210)	6,366	313,720	360,778	52,295	20,541
Reinvested capital gains	-	-	62	5,207	-	-	8,626	51,084

Net increase (decrease) in contract owners’ equity resulting from operations	4,238	-	(2,952)	19,132	355,384	333,324	37,424	31,982

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,094	-	-	-	-	-	-	38
Transfers between funds	64,853	-	-	(3,040)	2,304,464	(57,829)	(41,458)	39,943
Surrenders (note 6)	-	-	(364,889)	-	(155,451)	-	(127,297)	(233,520)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(260)	-	(3,109)	(18,563)	(66,254)	(36,410)	(19,729)	(24,066)
Adjustments to maintain reserves	7	-	(9)	2	13	16	(29)	39

Net equity transactions	66,694	-	(368,007)	(21,601)	2,082,772	(94,223)	(188,513)	(217,566)

Net change in contract owners’ equity	70,932	-	(370,959)	(2,469)	2,438,156	239,101	(151,089)	(185,584)
Contract owners’ equity beginning of period	-	-	370,959	373,428	1,426,941	1,187,840	459,485	645,069

Contract owners’ equity end of period	$70,932	-	-	370,959	3,865,097	1,426,941	308,396	459,485

CHANGES IN UNITS:
Beginning units	-	-	17,206	18,236	46,580	50,207	12,664	18,335
Units purchased	4,984	-	-	-	73,183	10	-	7,267
Units redeemed	(19)	-	(17,206)	(1,030)	(6,850)	(3,637)	(4,955)	(12,938)

Ending units	4,965	-	-	17,206	112,913	46,580	7,709	12,664

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRGP		WRRESP		SVDF		SVOF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1)	(6)	59	62	(10)	(82)	(18)	(89)
Realized gain (loss) on investments	453	199	2,000	4,139	15,615	354	24,163	1,771
Change in unrealized gain (loss) on investments	(306)	(113)	(1,961)	(1,329)	(13,109)	4,808	(19,560)	6,147
Reinvested capital gains	-	272	-	-	-	-	-	20

Net increase (decrease) in contract owners’ equity resulting from operations	146	352	98	2,872	2,496	5,080	4,585	7,849

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	1	-	-	-	-
Transfers between funds	-	(17)	4,129	(4,417)	-	370	(3,095)	(79)
Surrenders (note 6)	(3,238)	-	(8,035)	(4,760)	(35,493)	-	(58,134)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(27)	(154)	(502)	(814)	(292)	(1,630)	(504)	(2,712)
Adjustments to maintain reserves	5	(6)	1	(8)	13	(4)	(15)	5

Net equity transactions	(3,260)	(177)	(4,407)	(9,998)	(35,772)	(1,264)	(61,748)	(2,786)

Net change in contract owners’ equity	(3,114)	175	(4,309)	(7,126)	(33,276)	3,816	(57,163)	5,063
Contract owners’ equity beginning of period	3,114	2,939	12,665	19,791	33,276	29,460	57,998	52,935

Contract owners’ equity end of period	$-	3,114	8,356	12,665	-	33,276	835	57,998

CHANGES IN UNITS:
Beginning units	195	207	818	1,501	1,158	1,204	3,441	3,619
Units purchased	-	40	245	-	-	13	-	20
Units redeemed	(195)	(52)	(528)	(683)	(1,158)	(59)	(3,403)	(198)

Ending units	-	195	535	818	-	1,158	38	3,441

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MLVLC2		AVCDI
	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	-	(3)
Realized gain (loss) on investments	-	(3)	-	1,373
Change in unrealized gain (loss) on investments	-	20	-	(896)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	17	-	474

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-
Transfers between funds	-	(625)	-	(3,857)
Surrenders (note 6)	-	-	-	-
Death Benefits (note 4)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	(6)	-	(60)
Adjustments to maintain reserves	-	1	-	(1)

Net equity transactions	-	(630)	-	(3,918)

Net change in contract owners’ equity	-	(613)	-	(3,444)
Contract owners’ equity beginning of period	-	613	-	3,444

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	52	-	195
Units purchased	-	-	-	-
Units redeemed	-	(52)	-	(195)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN CENTURY INVESTORS, INC.
VP Inflation Protection Fund - Class I (ACVIP1)*
AMERICAN FUNDS GROUP (THE)
Asset Allocation Fund - Class 2 (AMVAA2)*
Bond Fund - Class 2 (AMVBD2)*
Global Small Capitalization Fund - Class 2 (AMVGS2)
Growth Fund - Class 2 (AMVGR2)
International Fund - Class 2 (AMVI2)
BLACKROCK FUNDS
Large Cap Core V.I. Fund - Class II (MLVLC2)*
CALVERT GROUP
Calvert VP SRI Equity Portfolio (CVSSE)
DAVIS FUNDS
Value Portfolio (DAVVL)*
DELAWARE GROUP
VIP Emerging Markets Series: Service Class (DWVEMS)*
VIP Small Cap Value Series: Service Class (DWVSVS)*
DREYFUS CORPORATION
Stock Index Fund, Inc. - Initial Shares (DSIF)
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
EATON VANCE FUNDS
Floating-Rate Income Fund (ETVFR)*
INVESCO INVESTMENTS
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)*
J.P. MORGAN INVESTMENT MANAGEMENT INC.
Mid Cap Growth Portfolio- Class 1 (OGGO)
Mid Cap Value Portfolio: Class 1 (JPMMV1)*
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)*
LAZARD FUNDS
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
LORD ABBETT FUNDS
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
MASSACHUSETTS FINANCIAL SERVICES CO.
New Discovery Series - Service Class (MNDSC)*
Research International Series - Service Class (MVRISC)
Value Series - Service Class (MVFSC)
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Emerging Markets Debt Portfolio - Class I (MSEM)
Global Real Estate Portfolio - Class II (VKVGR2)*
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)*
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
Federated NVIT High Income Bond Fund - Class I (HIBF)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT International Equity Fund - Class I (GIG)
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)*
NVIT Cardinal Balanced Fund - Class I (NVCRB1)*
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)*
NVIT Cardinal Conservative Fund - Class I (NVCCN1)*
NVIT Cardinal Moderate Fund - Class I (NVCMD1)*
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)*
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)*
NVIT Nationwide Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
NVIT International Index Fund - Class II (GVIX2)*
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Money Market Fund - Class V (SAM5)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)*
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class I (NVSTB1)*
Invesco NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC
VPS Growth and Income Portfolio - Class A (ALVGIA)
VPS International Value Portfolio - Class A (ALVIVA)
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)*
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Balanced Fund - Class I (ACVB)*
VP Capital Appreciation Fund - Class I (ACVCA)*
VP Income & Growth Fund - Class I (ACVIG)
VP International Fund - Class I (ACVI)
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)
VP Value Fund - Class I (ACVV)
VP Vista(SM) Fund - Class I (ACVVS1)
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
MidCap Stock Portfolio - Initial Shares (DVMCS)*
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Growth and Income Portfolio - Initial Shares (DGI)*
International Value Portfolio - Initial Shares (DVIV)
PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)*
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)*
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)*
High Income Portfolio - Initial Class (FHIP)*
VIP Asset Manager Portfolio - Initial Class (FAMP)
VIP Contrafund(R) Portfolio - Initial Class (FCP)*
VIP Contrafund(R) Portfolio - Service Class (FCS)
VIP Equity-Income Portfolio - Service Class (FEIS)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)*
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)*
VIP Growth Opportunities Portfolio - Initial Class (FGOP)*
VIP Growth Opportunities Portfolio - Service Class (FGOS)
VIP Growth Portfolio - Initial Class (FGP)*
VIP Growth Portfolio - Service Class (FGS)
VIP High Income Portfolio - Service Class (FHIS)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Overseas Portfolio - Initial Class (FOP)*
VIP Overseas Portfolio - Service Class (FOS)
VIP Value Strategies Portfolio - Service Class (FVSS)
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)*
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)*
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)*
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)*
Templeton Foreign Securities Fund - Class 2 (TIF2)
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST
Mid Cap Value- Institutional Shares (GVMCE)
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)*
VIT Growth Opportunities Fund - Service Shares (GVGOPS)*
PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Baron Growth Opportunities Fund Service Class (BNCAI)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Short Duration Bond Portfolio - I Class Shares (AMTB)*
Growth Portfolio - I Class Shares (AMTG)*
Guardian Portfolio - I Class Shares (AMGP)
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)*
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Income Fund/VA - Non-Service Shares (OVMS)*
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
Core Bond Fund/VA - Non-Service Shares (OVB)*
Global Securities Fund/VA - Non-Service Shares (OVGS)
International Growth Fund/VA - Non-Service Shares (OVIG)*
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
All Asset Portfolio - Administrative Class (PMVAAA)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)*
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)*
Low Duration Portfolio - Administrative Class (PMVLDA)
Real Return Portfolio - Administrative Class (PMVRRA)
Total Return Portfolio - Administrative Class (PMVTRA)
PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)*
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)*
PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST
Growth and Income Fund - Series I Shares (ACGI)
VI Value Opportunities Fund - Series I Shares (AVBVI)*
VI High Yield Fund - Series I Shares (AVHY1)*
VI International Growth Fund - Series I Shares (AVIE)
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)*
ROYCE CAPITAL FUNDS
Micro-Cap Portfolio - Investment Class (ROCMC)
T. ROWE PRICE
Equity Income Portfolio - II (TREI2)
Limited-Term Bond Portfolio (TRLT1)
Mid-Cap Growth Portfolio - II (TRMCG2)
New America Growth Portfolio (TRNAG1)
Personal Strategy Balanced Portfolio (TRPSB1)*
Blue Chip Growth Portfolio (TRBCGP)
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)*
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
WADDELL & REED, INC.
Variable Insurance Portfolios - Asset Strategy (WRASP)*
Variable Insurance Portfolios - Growth (WRGP)*
Variable Insurance Portfolios - High Income (WRHIP)*
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)*
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
Variable Insurance Portfolios - Science and Technology (WRSTP)*
WELLS FARGO FUNDS
Advantage VT Discovery Fund (SVDF)*
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)*

*At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge to cover the payment of premium taxes and some sale expenses not to exceed the following percentages of each premium received:

•	For policies with applications signed on or after January 3, 2006, 8.5% plus 5% of Premium payments in excess of target Premium (reduced to 5.5% plus 3.5% of Premium payments in excess of target Premium at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% plus 7% of Premium payments in excess of target Premium (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued prior to September 9, 2002, 9.0% plus 6.5% of Premium payments for the base (non-rider) portion of the specified amount in excess of target Premium plus 6.5% of Premium payments for the rider portion of the specified amount (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2013 and 2012, total front-end sales charge deductions were $ 7,517 and $ 14,567, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. This expense is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate for corporate flexible premium contracts may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through a reduction in the unit value. The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned sub-account cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2013 and 2012, total transfers into the Account from the fixed account were $ 1,860,902 and $ 4,383, respectively, and total transfers from the Account to the fixed account were $ 1,249,974 and $ 3,582,884, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$171,623,983	$0	$0	$171,623,983

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

	Purchases of Investments	Sales of Investments
Global Small Capitalization Fund - Class 2 (AMVGS2)	$1,952	579
Growth Fund - Class 2 (AMVGR2)	88,246	312,319
International Fund - Class 2 (AMVI2)	2,221	700
Calvert VP SRI Equity Portfolio (CVSSE)	318	5,038
Stock Index Fund, Inc. - Initial Shares (DSIF)	4,630,694	7,540,541
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	1,017	13,243
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	-	3,876
Mid Cap Growth Portfolio- Class 1 (OGGO)	79,481	339,334
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	98,941	76,412
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	12,351	89,232
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	7,523	96,315
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	64,915	359,375
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	52,283	74,195
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	186	6,456
Research International Series - Service Class (MVRISC)	1,590	4,827
Value Series - Service Class (MVFSC)	1,495	5,969
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	164,359	437,967
Emerging Markets Debt Portfolio - Class I (MSEM)	96,800	120,101
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	29,964	34,994
U.S. Real Estate Portfolio - Class I (MSVRE)	11,430	958,244
Federated NVIT High Income Bond Fund - Class I (HIBF)	96,097	43,788
NVIT Emerging Markets Fund - Class I (GEM)	10,377	115,027
NVIT International Equity Fund - Class I (GIG)	345	50,558
NVIT Nationwide Fund - Class I (TRF)	2,003	17,414
NVIT Government Bond Fund - Class I (GBF)	304,950	2,852,726
American Century NVIT Growth Fund - Class I (CAF)	1,642	9,385
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	10	2,435
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	149,669	33,695
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	2,195	25,445
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	5,770	27,727
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	146,321	149,524
NVIT Mid Cap Index Fund - Class I (MCIF)	3,148,856.00	2,724,218
NVIT Money Market Fund - Class I (SAM)	-	292,978
NVIT Money Market Fund - Class V (SAM5)	20,780,363	13,435,575
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	8,908	78,406
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	2,449	40,100
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	-	8,099
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	1,798	255,589
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	230,003	339,905
NVIT Multi-Manager Small Company Fund - Class I (SCF)	347,722	1,498,517
NVIT Multi-Sector Bond Fund - Class I (MSBF)	89,590	217,803
Invesco NVIT Comstock Value Fund - Class I (EIF)	597	18,328
NVIT Real Estate Fund - Class I (NVRE1)	243,536	4,419
VPS Growth and Income Portfolio - Class A (ALVGIA)	4,364	1,532,105
VPS International Value Portfolio - Class A (ALVIVA)	15,496	8,159
VP Balanced Fund - Class I (ACVB)	-	286,395
VP Capital Appreciation Fund - Class I (ACVCA)	-	468,656
VP Income & Growth Fund - Class I (ACVIG)	54,921	31,590
VP International Fund - Class I (ACVI)	54,774	331,024
VP Mid Cap Value Fund - Class I (ACVMV1)	16,965	59,863
VP Ultra(R) Fund - Class I (ACVU1)	1,855	18,223
VP Value Fund - Class I (ACVV)	44,868	114,863
VP Vista(SM) Fund - Class I (ACVVS1)	-	51,313
MidCap Stock Portfolio - Initial Shares (DVMCS)	-	22,386
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	2,632,699	2,717,831
Appreciation Portfolio - Initial Shares (DCAP)	48,256	99,575
Growth and Income Portfolio - Initial Shares (DGI)	-	174,463
International Value Portfolio - Initial Shares (DVIV)	43,517	52,583
Quality Bond Fund II - Primary Shares (FQB)	23,012	3,195,021

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

Equity-Income Portfolio - Initial Class (FEIP)	138	51,045
High Income Portfolio - Initial Class (FHIP)	56	55,007
VIP Asset Manager Portfolio - Initial Class (FAMP)	469,854	1,120,439
VIP Contrafund(R) Portfolio - Initial Class (FCP)	-	176,940
VIP Contrafund(R) Portfolio - Service Class (FCS)	56,617	75,849
VIP Equity-Income Portfolio - Service Class (FEIS)	39,059	70,456
VIP Growth Opportunities Portfolio - Initial Class (FGOP)	3	18,893
VIP Growth Opportunities Portfolio - Service Class (FGOS)	33,961	1,425,297
VIP Growth Portfolio - Initial Class (FGP)	-	56,543
VIP Growth Portfolio - Service Class (FGS)	303,087	182,068
VIP High Income Portfolio - Service Class (FHIS)	4,495	51,933
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	10,242	29,001
VIP Mid Cap Portfolio - Service Class (FMCS)	195,161	139,390
VIP Overseas Portfolio - Initial Class (FOP)	-	29,377
VIP Overseas Portfolio - Service Class (FOS)	20,637	28,074
VIP Value Strategies Portfolio - Service Class (FVSS)	1,801,777	51,313
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	370,970	959,748
Templeton Foreign Securities Fund - Class 2 (TIF2)	40,659	73,602
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	67,068	103,420
Mid Cap Value- Institutional Shares (GVMCE)	306,806	397,557
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	30,364	1,006
Baron Growth Opportunities Fund Service Class (BNCAI)	46,182	30,795
Short Duration Bond Portfolio - I Class Shares (AMTB)	-	90,076
Growth Portfolio - I Class Shares (AMTG)	-	232,686
Guardian Portfolio - I Class Shares (AMGP)	55,102	20,897
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	304	28,146
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	4,009	54,328
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	0	4,974
Capital Income Fund/VA - Non-Service Shares (OVMS)	0	344,934
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	5,083	185,742
Core Bond Fund/VA - Non-Service Shares (OVB)	-	302,505
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,885,085	393,461
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	505	132,326
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	915	137,121
All Asset Portfolio - Administrative Class (PMVAAA)	334,520	19,874
Low Duration Portfolio - Administrative Class (PMVLDA)	808,497	3,212,517
Real Return Portfolio - Administrative Class (PMVRRA)	2,050,659	1,504,468
Total Return Portfolio - Administrative Class (PMVTRA)	5,989,576	9,583,748
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	252,083	31,995
Growth and Income Fund - Series I Shares (ACGI)	23,482	106,050
VI Value Opportunities Fund - Series I Shares (AVBVI)	-	5,514
VI International Growth Fund - Series I Shares (AVIE)	1,474	45,592
Micro-Cap Portfolio - Investment Class (ROCMC)	108,467	325,933
Equity Income Portfolio - II (TREI2)	227,733	301,986
Limited-Term Bond Portfolio (TRLT1)	3,265	7
Mid-Cap Growth Portfolio - II (TRMCG2)	93,296	113,482
New America Growth Portfolio (TRNAG1)	2,455	76,748
Blue Chip Growth Portfolio (TRBCGP)	66,835	157
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	7,715	368,105
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	2,365,300	242,118
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	42,022	219,690
Variable Insurance Portfolios - Growth (WRGP)	-	3,266
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	4,646	8,996
Advantage VT Discovery Fund (SVDF)	-	35,796
Advantage VT Opportunity Fund - Class 2 (SVOF)	2	61,752

Total	$51,989,860	$65,208,177

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Small Capitalization Fund - Class 2 (AMVGS2)
2013	0.25%	186	$ 13.568501	$2,524	1.10%	27.96%
2012	0.25%	77	10.603877	816	1.26%	17.88%
2011	0.25%	668	8.995318	6,009	0.02%	-19.35%
Growth Fund - Class 2 (AMVGR2)
2013	0.25%	83,379	15.178510	1,265,569	0.92%	29.78%
2012	0.25%	101,345	11.695843	1,185,315	0.74%	17.60%
2011	0.25%	138,625	9.945799	1,378,736	0.66%	-4.52%
International Fund - Class 2 (AMVI2)
2013	0.20%	1,359	11.201722	15,223	1.44%	21.39%
2012	0.20%	1,220	9.227767	11,258	0.31%	17.67%
2011	0.20%	15,072	7.842030	118,195	1.62%	-21.58%	5/2/2011
2011	0.25%	9,701	7.839419	76,050	1.62%	-21.61%	5/2/2011
Large Cap Core V.I. Fund - Class II (MLVLC2)
2011	0.25%	52	11.782911	613	0.25%	1.95%
2010	0.25%	38	11.557561	439	0.75%	8.71%
2009	0.25%	42	10.631422	447	0.07%	22.05%
Calvert VP SRI Equity Portfolio (CVSSE)
2013	0.25%	87	25.124785	2,186	0.06%	30.72%
2012	0.25%	330	19.219603	6,342	0.10%	15.66%
2011	0.25%	355	16.617281	5,899	0.00%	-1.59%
2010	0.25%	424	16.885673	7,160	0.04%	16.97%
2009	0.25%	844	14.435757	12,184	0.39%	33.92%
Stock Index Fund, Inc. - Initial Shares(DSIF)
2013	0.10%	30,357	17.887136	543,000	1.83%	31.90%
2013	0.20%	711,361	18.112582	12,884,584	1.83%	31.76%
2013	0.25%	235,406	20.357272	4,792,224	1.83%	31.70%
2012	0.10%	32,958	13.561635	446,964	2.05%	15.62%
2012	0.20%	783,931	13.746295	10,776,147	2.05%	15.51%
2012	0.25%	355,456	15.457586	5,494,492	2.05%	15.45%
2011	0.10%	35,823	11.729321	420,179	1.62%	1.78%
2011	0.20%	741,013	11.900956	8,818,763	1.62%	1.67%
2011	0.25%	433,464	13.389225	5,803,747	1.62%	1.62%
2010	0.10%	38,692	11.524660	445,912	1.95%	14.72%
2010	0.20%	1,913,959	11.704974	22,402,840	1.95%	14.61%
2010	0.25%	502,399	13.175298	6,619,257	1.95%	14.55%
2009	0.10%	41,573	10.045645	417,628	2.08%	26.21%
2009	0.20%	905,049	10.213014	9,243,278	2.08%	26.08%
2009	0.25%	684,501	11.501671	7,872,905	2.08%	26.02%
2009	0.40%	5	11.302075	57	2.08%	25.83%
Socially Responsible Growth Fund Inc - Initial Shares(DSRG)
2013	0.25%	633	17.068229	10,804	1.19%	34.01%
2012	0.25%	1,519	12.736712	19,347	0.77%	11.69%
2011	0.25%	1,537	11.403159	17,527	0.84%	0.65%
2010	0.25%	2,396	11.329549	27,146	1.02%	14.53%
2009	0.25%	3,436	9.892320	33,990	1.63%	33.42%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2012	0.25%	366	9.810958	3,591	0.00%	-1.89%	4/27/2012
Mid Cap Growth Portfolio- Class 1 (OGGO)
2013	0.25%	28,421	32.540992	924,848	0.06%	42.94%
2012	0.25%	39,822	22.764779	906,539	0.00%	15.82%
2011	0.25%	32,145	19.655518	631,827	0.00%	-6.38%
2010	0.25%	48,346	20.995929	1,015,069	0.00%	25.32%
2009	0.25%	82,943	16.754091	1,389,635	0.00%	42.68%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Balanced Portfolio - Service Shares(JABS)
2013	0.20%	52	$ 24.881872	$1,294	2.42%	19.56%
2013	0.25%	5,506	24.741356	136,226	2.42%	19.50%
2012	0.20%	28	20.810679	583	2.44%	13.15%
2012	0.25%	4,998	20.703503	103,476	2.44%	13.09%
2011	0.20%	85	18.392478	1,563	2.77%	1.15%
2011	0.25%	7,459	18.306924	136,551	2.77%	1.10%
2010	0.20%	5	18.182894	91	3.94%	7.90%
2010	0.25%	2,879	18.107344	52,131	3.94%	7.85%
2009	0.25%	5,883	16.789471	98,772	3.76%	25.27%
2009	0.40%	3	16.606015	50	3.76%	25.08%
Janus Aspen Series - Forty Portfolio - Service Shares(JACAS)
2013	0.20%	34	16.366354	556	0.51%	30.62%
2013	0.25%	7,221	16.252771	117,361	0.51%	30.56%
2012	0.20%	37	12.529347	464	0.60%	23.61%
2012	0.25%	13,085	12.448610	162,890	0.60%	23.55%
2011	0.20%	43	10.136220	436	0.27%	-7.13%
2011	0.25%	15,063	10.075943	151,774	0.27%	-7.17%
2010	0.20%	13	10.914078	142	0.24%	6.27%
2010	0.25%	19,871	10.854583	215,691	0.24%	6.21%
2009	0.25%	19,748	10.219612	201,817	0.00%	45.65%
2009	0.40%	2	10.068481	20	0.00%	45.43%
Janus Aspen Series - Global Technology Portfolio - Service Shares(JAGTS)
2013	0.25%	17,752	8.178071	145,177	0.00%	35.05%
2012	0.25%	31,347	6.055509	189,822	0.00%	18.85%
2011	0.25%	37,279	5.095046	189,938	0.00%	-8.88%
2010	0.25%	298,426	5.591880	1,668,762	0.00%	24.09%
2009	0.25%	394,308	4.506481	1,776,942	0.00%	56.51%
Janus Aspen Series - Overseas Portfolio - Service Shares(JAIGS)
2013	0.25%	121,759	16.812707	2,047,098	3.03%	14.00%
2012	0.25%	144,457	14.748538	2,130,530	0.62%	12.90%
2011	0.25%	148,031	13.063595	1,933,817	0.38%	-32.51%
2010	0.25%	154,714	19.355227	2,994,525	0.51%	24.70%
2009	0.25%	192,694	15.520876	2,990,780	0.40%	78.62%
Retirement Emerging Markets Equity Portfolio - Service Shares(LZREMS)
2013	0.20%	3,193	11.188897	35,726	1.37%	-1.44%
2013	0.25%	15,534	11.168411	173,490	1.37%	-1.49%
2012	0.20%	2,970	11.352455	33,717	0.81%	21.81%
2012	0.25%	17,947	11.337345	203,471	0.81%	21.75%
2011	0.20%	36,453	9.320058	339,744	2.69%	-18.16%
2011	0.25%	58,357	9.312320	543,439	2.69%	-18.20%
Series Fund - Mid Cap Stock Fund: Class VC(LOVMCV)
2013	0.25%	24	17.209128	413	0.12%	29.99%
2012	0.25%	457	13.238427	6,050	0.15%	14.26%
2011	0.25%	2,998	11.586400	34,736	0.22%	-4.25%
2010	0.25%	3,024	12.100786	36,593	0.14%	25.12%
2009	0.25%	10,880	9.671569	105,227	0.45%	26.30%
Research International Series - Service Class(MVRISC)
2013	0.25%	9,172	10.600321	97,226	1.74%	18.37%
2012	0.25%	9,647	8.955409	86,393	2.13%	16.12%
2011	0.25%	9,778	7.712183	75,410	1.71%	-11.28%
2010	0.25%	10,732	8.692628	93,289	1.37%	10.20%
2009	0.25%	11,163	7.888076	88,055	1.90%	30.24%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Value Series - Service Class(MVFSC)
2013	0.25%	9,129	$ 13.864468	$126,569	1.01%	35.26%
2012	0.25%	9,603	10.250498	98,436	1.34%	15.59%
2011	0.25%	12,156	8.867804	107,797	1.17%	-0.71%
2010	0.25%	9,308	8.931612	83,135	1.32%	10.94%
2009	0.25%	9,681	8.050967	77,941	0.00%	22.15%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class(MVIVSC)
2013	0.25%	96,252	20.596474	1,982,452	1.31%	27.31%
2012	0.25%	112,571	16.177603	1,821,129	1.31%	15.64%
2011	0.25%	187,079	13.989490	2,617,140	0.98%	-2.02%
2010	0.25%	144,340	14.278137	2,060,906	1.16%	8.51%
2009	0.25%	119,114	13.158607	1,567,374	0.00%	31.59%	5/1/2009
Emerging Markets Debt Portfolio - Class I(MSEM)
2013	0.25%	10,054	29.504706	296,640	3.69%	-8.98%
2012	0.25%	11,179	32.414641	362,363	2.47%	17.67%
2011	0.25%	20,882	27.548050	575,258	0.67%	6.77%
2010	0.25%	1,169	25.802224	30,163	4.11%	9.47%
2009	0.25%	1,001	23.569995	23,594	4.70%	29.88%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio-Class I(MSVMG)
2013	0.25%	7,567	17.110132	129,472	0.31%	37.14%
2012	0.25%	8,329	12.476126	103,914	0.00%	8.42%
2011	0.25%	8,177	11.507335	94,095	0.28%	-7.35%
2010	0.25%	5,561	12.420541	69,071	0.00%	31.98%
2009	0.25%	7,909	9.410608	74,428	0.00%	57.27%
U.S. Real Estate Portfolio - Class I(MSVRE)
2013	0.20%	868	34.449181	29,902	0.14%	1.85%
2013	0.25%	42	35.849340	1,506	0.14%	1.80%
2012	0.20%	827	33.823428	27,972	0.75%	15.60%
2012	0.25%	24,531	35.215760	863,878	0.75%	15.55%
2011	0.20%	9,222	29.258108	269,818	0.88%	5.71%
2011	0.25%	30,847	30.477778	940,148	0.88%	5.66%
2010	0.25%	29,662	28.846381	855,641	1.69%	29.64%
2009	0.25%	57,931	22.251750	1,289,066	2.74%	28.03%
Federated NVIT High Income Bond Fund - Class I(HIBF)
2013	0.20%	3,302	23.149733	76,440	6.66%	6.86%
2013	0.25%	46,091	23.496371	1,082,971	6.66%	6.80%
2012	0.20%	2,937	21.663994	63,627	7.41%	14.33%
2012	0.25%	47,356	21.999371	1,041,802	7.41%	14.27%
2011	0.20%	12,948	18.949115	245,353	8.33%	3.61%
2011	0.25%	56,573	19.252108	1,089,150	8.33%	3.56%
2010	0.25%	92,350	18.590518	1,716,834	8.65%	12.87%
2009	0.25%	94,725	16.470462	1,560,165	8.91%	45.63%
NVIT Emerging Markets Fund - Class I(GEM)
2013	0.25%	34,149	26.217108	895,288	1.15%	0.49%
2012	0.25%	38,432	26.088139	1,002,619	0.52%	16.92%
2011	0.25%	39,554	22.311980	882,528	0.69%	-22.57%
2010	0.25%	40,199	28.814934	1,158,332	0.06%	15.88%
2009	0.25%	40,474	24.865174	1,006,393	1.30%	62.91%
NVIT International Equity Fund - Class I(GIG)
2013	0.25%	2,195	16.098886	35,337	0.43%	17.54%
2012	0.25%	5,764	13.696713	78,948	0.80%	15.32%
2011	0.25%	6,959	11.877298	82,654	1.44%	-9.99%
2010	0.25%	4,554	13.195400	60,092	0.85%	13.01%
2009	0.25%	6,777	11.676578	79,132	1.04%	29.40%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class I(TRF)
2013	0.25%	6,796	$ 17.356233	$117,953	1.34%	30.77%
2012	0.25%	7,947	13.271916	105,472	1.00%	13.93%
2011	0.20%	9,622	11.842189	113,946	1.31%	0.33%
2011	0.25%	14,528	11.649334	169,242	1.31%	0.28%
2010	0.25%	17,101	11.617005	198,662	1.02%	13.17%
2009	0.25%	19,379	10.265438	198,934	1.59%	25.78%
NVIT Government Bond Fund - Class I(GBF)
2013	0.20%	10,842	16.765714	181,774	0.83%	-4.25%
2013	0.25%	18,134	19.912842	361,099	0.83%	-4.29%
2012	0.20%	11,350	17.509330	198,731	1.85%	2.85%
2012	0.25%	140,297	20.806449	2,919,082	1.85%	2.80%
2011	0.20%	72,792	17.024059	1,239,215	2.99%	7.04%
2011	0.25%	184,779	20.239936	3,739,915	2.99%	6.99%
2010	0.20%	76	15.904251	1,209	2.92%	4.57%
2010	0.25%	216,012	18.918030	4,086,521	2.92%	4.52%
2009	0.25%	233,386	18.099905	4,224,264	3.21%	2.43%
2009	0.40%	46	17.785926	818	3.21%	2.28%
American Century NVIT Growth Fund - Class I(CAF)
2013	0.25%	3,994	11.776468	47,035	0.67%	29.42%
2012	0.25%	4,812	9.099714	43,788	0.67%	13.74%
2011	0.25%	3,316	8.000719	26,530	0.59%	-0.94%
2010	0.25%	4,363	8.076493	35,238	0.62%	18.95%
2009	0.25%	5,417	6.789878	36,781	0.56%	33.14%
NVIT International Index Fund - Class II (GVIX2)
2011	0.25%	141	6.876547	970	0.00%	-12.94%
2009	0.20%	623,586	7.374176	4,598,433	2.64%	28.33%
NVIT Investor Destinations Aggressive Fund - Class II(GVIDA)
2013	0.25%	30	21.205202	636	0.97%	26.93%
2012	0.25%	167	16.706332	2,790	1.55%	15.61%
2011	0.25%	179	14.450227	2,587	1.83%	-4.17%
2010	0.25%	302	15.079089	4,554	1.77%	14.34%
2009	0.25%	257	13.187693	3,389	1.22%	26.89%
NVIT Investor Destinations Conservative Fund - Class II(GVIDC)
2013	0.25%	7,734	15.685383	121,311	2.11%	4.57%
2012	0.25%	408	14.999901	6,120	1.74%	4.91%
2011	0.25%	416	14.297532	5,948	2.41%	2.67%
2010	0.25%	398	13.925202	5,542	2.32%	5.63%
2009	0.25%	338	13.183237	4,456	1.92%	8.81%
NVIT Investor Destinations Moderate Fund - Class II(GVIDM)
2013	0.20%	31	19.070216	591	1.45%	16.39%
2013	0.25%	1,940	18.956755	36,776	1.45%	16.34%
2012	0.20%	75	16.384181	1,229	1.89%	10.59%
2012	0.25%	3,285	16.294844	53,529	1.89%	10.53%
2011	0.20%	49	14.815234	726	2.72%	-0.24%
2011	0.25%	2,261	14.741846	33,331	2.72%	-0.29%
2010	0.20%	17	14.850857	252	1.99%	10.69%
2010	0.25%	34,645	14.784666	512,215	1.99%	10.64%
2009	0.25%	49,703	13.363298	664,196	1.59%	18.84%
2009	0.40%	4	13.205276	53	1.59%	18.66%
NVIT Investor Destinations Moderately Aggressive Fund - Class II(GVDMA)
2013	0.25%	2,841	20.447238	58,091	1.51%	22.07%
2012	0.25%	4,093	16.750188	68,559	1.51%	13.48%
2011	0.25%	4,776	14.761085	70,499	2.00%	-2.37%
2010	0.25%	2,732	15.119471	41,306	1.97%	12.55%
2009	0.25%	2,835	13.433301	38,083	1.57%	24.08%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II(GVDMC)
2013	0.25%	218	$ 17.596985	$3,836	0.28%	10.22%
2012	0.25%	428	15.965491	6,833	1.72%	7.77%
2011	0.25%	437	14.814478	6,474	2.32%	1.81%
2010	0.25%	392	14.551412	5,704	2.25%	8.25%
2009	0.25%	368	13.443003	4,947	1.89%	14.28%
NVIT Mid Cap Index Fund - Class I(MCIF)
2013	0.20%	271,252	29.286575	7,944,042	1.18%	32.78%
2013	0.25%	638	38.029714	24,263	1.18%	32.72%
2012	0.20%	261,974	22.056188	5,778,148	1.07%	17.24%
2012	0.25%	1,755	28.655096	50,290	1.07%	17.18%
2011	0.20%	280,177	18.813235	5,271,036	0.77%	-2.74%
2011	0.25%	2,346	24.454135	57,369	0.77%	-2.79%
2010	0.20%	308,257	19.342901	5,962,585	1.25%	25.95%
2010	0.25%	2,455	25.155173	61,756	1.25%	25.89%
2009	0.20%	313,690	15.357744	4,817,571	0.97%	36.48%
2009	0.25%	6,504	19.982487	129,966	0.97%	36.41%
NVIT Money Market Fund - Class I(SAM)
2013	0.25%	1,571	13.508932	21,223	0.00%	-0.25%
2012	0.25%	23,201	13.542829	314,207	0.00%	-0.25%
2011	0.25%	23,658	13.576905	321,202	0.00%	-0.25%
2010	0.25%	24,079	13.610786	327,734	0.00%	-0.25%
2009	0.25%	24,495	13.644862	334,231	0.04%	-0.21%
NVIT Money Market Fund - Class V (SAM5)
2013	0.20%	1,358,231	11.471170	15,580,499	0.00%	-0.20%
2013	0.25%	4,472,351	11.407039	51,016,282	0.00%	-0.25%
2012	0.20%	893,950	11.494165	10,275,209	0.00%	-0.20%
2012	0.25%	4,282,856	11.435565	48,976,878	0.00%	-0.25%
2011	0.20%	950,693	11.517285	10,949,402	0.00%	-0.20%
2011	0.25%	4,222,427	11.464248	48,406,950	0.00%	-0.25%
2010	0.20%	408,271	11.540261	4,711,554	0.00%	-0.20%
2010	0.25%	4,152,465	11.492942	47,724,039	0.00%	-0.25%
2009	0.20%	642,094	11.563359	7,424,763	0.05%	-0.14%
2009	0.25%	4,307,135	11.521736	49,625,672	0.05%	-0.19%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	0.25%	6,009	14.318656	86,041	0.67%	34.40%
2012	0.25%	12,651	10.653460	134,777	0.43%	16.06%
2011	0.25%	15,823	9.179010	145,239	0.01%	-3.15%
2010	0.25%	15,853	9.477375	150,245	0.05%	15.22%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2013	0.25%	861	15.656577	13,480	0.89%	35.10%
2012	0.25%	3,865	11.588884	44,791	1.27%	17.52%
2011	0.25%	4,891	9.861595	48,233	1.14%	-6.06%
2010	0.25%	4,547	10.498264	47,736	0.48%	4.98%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.25%	683	11.011282	7,521	0.00%	14.62%
2011	0.25%	678	9.607082	6,514	0.00%	-4.47%
2010	0.25%	2,326	10.056395	23,391	0.00%	26.50%
2009	0.25%	2,520	7.949631	20,033	0.00%	26.80%
NVIT Multi-Manager Small Cap Growth Fund - Class I(SCGF)
2013	0.25%	1,364	25.597875	34,916	0.00%	43.93%
2012	0.25%	13,920	17.785105	247,569	0.00%	13.15%
2011	0.25%	14,809	15.717643	232,763	0.00%	-0.90%
2010	0.25%	15,458	15.859701	245,159	0.00%	25.13%
2009	0.25%	17,800	12.674135	225,600	0.00%	27.14%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class I(SCVF)
2013	0.25%	7,264	$ 39.607981	$287,712	0.75%	40.05%
2012	0.25%	10,860	28.281495	307,137	0.87%	20.14%
2011	0.25%	11,349	23.539764	267,153	0.23%	-5.31%
2010	0.25%	146,751	24.858931	3,648,073	0.59%	26.29%
2009	0.25%	163,056	19.684295	3,209,642	0.49%	25.90%
NVIT Multi-Manager Small Company Fund - Class I(SCF)
2013	0.20%	57	27.563434	1,571	0.10%	40.62%
2013	0.25%	18,852	36.541905	688,888	0.10%	40.55%
2012	0.20%	65	19.600737	1,274	0.15%	15.27%
2012	0.25%	58,790	25.998430	1,528,448	0.15%	15.21%
2011	0.20%	83	17.004023	1,411	0.54%	-5.75%
2011	0.25%	75,820	22.565446	1,710,912	0.54%	-5.79%
2010	0.20%	23	18.040808	415	0.29%	25.07%
2010	0.25%	97,673	23.953296	2,339,590	0.29%	25.01%
2009	0.25%	111,831	19.161684	2,142,870	0.27%	34.37%
2009	0.40%	5	18.829123	94	0.27%	34.16%
NVIT Multi-Sector Bond Fund - Class I(MSBF)
2013	0.25%	1,463	20.597099	30,134	1.59%	-1.37%
2012	0.25%	7,603	20.883440	158,777	5.70%	11.97%
2011	0.25%	2,326	18.651135	43,383	3.46%	5.28%
2010	0.25%	38,663	17.714993	684,915	6.05%	10.31%
2009	0.25%	50,310	16.059107	807,934	9.85%	24.07%
Invesco NVIT Comstock Value Fund - Class I(EIF)
2013	0.25%	177	19.079784	3,377	0.00%	35.30%
2012	0.25%	1,323	14.101749	18,657	1.23%	18.17%
2011	0.25%	1,531	11.933646	18,270	1.19%	-2.57%
2010	0.25%	4,655	12.248218	57,015	1.51%	15.48%
2009	0.25%	5,260	10.606083	55,788	1.19%	28.23%
NVIT Real Estate Fund - Class I (NVRE1)
2013	0.25%	9,171	24.237549	222,283	1.54%	2.79%
VPS Growth and Income Portfolio - Class A(ALVGIA)
2013	0.25%	2,542	25.465870	64,734	0.45%	34.63%
2012	0.25%	80,947	18.915871	1,531,183	2.06%	17.23%
2011	0.20%	51	16.210964	827	1.11%	6.10%
2011	0.25%	2,633	16.135567	42,485	1.11%	6.05%
2010	0.20%	13	15.278240	199	0.00%	12.87%
2010	0.25%	1,955	15.214771	29,745	0.00%	12.81%
2009	0.25%	1,961	13.487083	26,448	3.19%	20.52%
2009	0.40%	3	13.339666	40	3.19%	20.34%
VPS International Value Portfolio - Class A(ALVIVA)
2013	0.20%	7,602	8.868473	67,418	6.48%	22.76%
2012	0.20%	7,048	7.224352	50,917	0.33%	14.30%
2011	0.20%	65,987	6.320359	417,062	3.99%	-19.41%
2011	0.25%	42,792	6.302451	269,694	3.99%	-19.45%
2010	0.25%	123,777	7.824523	968,496	1.62%	4.33%
2009	0.20%	616,550	7.513480	4,632,436	1.10%	34.41%
2009	0.25%	118,246	7.499685	886,808	1.10%	34.34%
VP Balanced Fund - Class I(ACVB)
2012	0.25%	16,745	16.481544	275,983	2.07%	11.52%
2011	0.25%	17,669	14.778814	261,127	1.90%	5.07%
2010	0.25%	18,479	14.065755	259,921	1.90%	11.36%
2009	0.25%	19,328	12.631253	244,137	5.71%	15.19%
VP Capital Appreciation Fund - Class I(ACVCA)
2012	0.25%	17,464	25.161820	439,426	0.00%	15.71%
2011	0.25%	18,298	21.745340	397,896	0.00%	-6.74%
2010	0.25%	19,302	23.316749	450,060	0.00%	30.96%
2009	0.25%	21,242	17.804024	378,193	0.92%	36.73%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2013	0.25%	32,220	$ 20.756356	$668,770	2.24%	35.48%
2012	0.25%	31,725	15.320436	486,041	2.12%	14.46%
2011	0.25%	33,414	13.385322	447,257	1.53%	2.85%
2010	0.25%	35,261	13.013791	458,879	1.52%	13.86%
2009	0.25%	37,991	11.429510	434,219	4.80%	17.80%
VP International Fund - Class I(ACVI)
2013	0.25%	49,492	18.909628	935,875	2.04%	22.10%
2012	0.25%	66,912	15.486435	1,036,228	0.86%	20.86%
2011	0.25%	76,433	12.813741	979,393	1.44%	-12.26%
2010	0.25%	89,078	14.604343	1,300,926	2.52%	13.01%
2009	0.25%	119,188	12.923118	1,540,281	2.22%	33.43%
VP Mid Cap Value Fund - Class I (ACVMV1)
2013	0.25%	8,859	15.856239	140,470	1.15%	29.79%
2012	0.25%	12,263	12.216827	149,815	1.74%	16.04%
2011	0.25%	26,309	10.528412	276,992	0.40%	-0.94%
VP Ultra(R) Fund - Class I (ACVU1)
2013	0.25%	1,392	18.608010	25,902	0.49%	36.73%
2012	0.25%	2,529	13.609145	34,418	0.00%	13.64%
2011	0.20%	23	12.033779	277	0.00%	0.86%
2011	0.25%	3,112	11.975768	37,269	0.00%	0.81%
2010	0.20%	4	11.930621	48	0.61%	15.85%
2010	0.25%	3,097	11.879037	36,789	0.61%	15.79%
2009	0.25%	13,824	10.258719	141,817	0.37%	34.14%
2009	0.40%	1	10.141367	10	0.37%	33.94%
VP Value Fund - Class I(ACVV)
2013	0.25%	34,256	27.611997	945,877	1.65%	31.40%
2012	0.25%	37,784	21.014154	793,999	2.08%	14.29%
2011	0.25%	39,691	18.386879	729,794	2.02%	0.76%
2010	0.25%	48,529	18.247676	885,541	2.20%	13.14%
2009	0.25%	57,418	16.128480	926,065	5.97%	19.56%
VP Vista(SM) Fund - Class I (ACVVS1)
2013	0.25%	22	18.467741	406	0.00%	29.85%
2012	0.25%	3,394	14.222632	48,272	0.00%	15.33%
2011	0.25%	3,534	12.332624	43,583	0.00%	-8.12%
2010	0.25%	3,686	13.423172	49,478	0.00%	23.57%
2009	0.25%	3,192	10.862560	34,673	0.00%	22.16%
MidCap Stock Portfolio - Initial Shares(DVMCS)
2012	0.25%	947	21.586376	20,442	0.02%	19.38%
2011	0.25%	1,020	18.082797	18,444	0.49%	0.14%
2010	0.25%	1,006	18.056676	18,165	0.55%	26.78%
2009	0.25%	3,955	14.242624	56,330	2.13%	35.17%
Small Cap Stock Index Portfolio - Service Shares(DVSCS)
2013	0.20%	290,407	27.319009	7,933,631	1.09%	40.43%
2013	0.25%	2,245	27.160116	60,974	1.09%	40.36%
2012	0.20%	298,404	19.453459	5,804,990	0.44%	15.51%
2012	0.25%	2,263	19.349975	43,789	0.44%	15.45%
2011	0.20%	311,524	16.841422	5,246,507	0.63%	0.36%
2011	0.25%	1,371	16.760220	22,978	0.63%	0.31%
2010	0.20%	355,326	16.780615	5,962,589	0.59%	25.58%
2010	0.25%	1,503	16.708035	25,112	0.59%	25.51%
2009	0.20%	363,020	13.363002	4,851,037	2.36%	24.78%
2009	0.25%	2,197	13.311853	29,246	2.36%	24.71%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares(DCAP)
2013	0.25%	26,150	$ 21.395032	$559,480	1.96%	20.80%
2012	0.25%	29,420	17.711000	521,058	5.74%	10.15%
2011	0.20%	221	13.851795	3,061	1.59%	8.79%
2011	0.25%	31,699	16.078450	509,671	1.59%	8.74%
2010	0.20%	59	12.732094	751	2.05%	15.09%
2010	0.25%	29,571	14.786142	437,241	2.05%	15.03%
2009	0.25%	27,278	12.854271	350,639	2.28%	22.25%
2009	0.40%	9	12.631233	114	2.28%	22.07%
Growth and Income Portfolio - Initial Shares(DGI)
2012	0.25%	12,802	12.709125	162,702	1.45%	17.78%
2011	0.25%	13,415	10.790773	144,758	1.25%	-3.04%
2010	0.25%	14,052	11.128665	156,380	1.23%	18.31%
2009	0.25%	14,547	9.406322	136,834	1.38%	28.46%
International Value Portfolio - Initial Shares(DVIV)
2013	0.25%	19,584	20.783391	407,022	1.89%	22.69%
2012	0.25%	20,511	16.940266	347,462	2.91%	12.38%
2011	0.25%	21,062	15.073543	317,479	2.32%	-18.68%
2010	0.25%	47,861	18.536839	887,192	1.88%	4.19%
2009	0.25%	56,561	17.790702	1,006,260	4.31%	30.65%
Quality Bond Fund II - Primary Shares(FQB)
2013	0.25%	106	20.545590	2,178	2.80%	0.78%
2012	0.25%	155,678	20.386022	3,173,655	0.70%	9.45%
2011	0.25%	14,557	18.626322	271,143	6.00%	2.02%
2010	0.25%	27,472	18.257953	501,582	4.56%	8.23%
2009	0.25%	25,113	16.869071	423,633	1.73%	20.13%
Equity-Income Portfolio - Initial Class(FEIP)
2012	0.25%	3,223	14.824905	47,781	3.15%	17.01%
2011	0.25%	3,384	12.669334	42,873	2.66%	0.72%
2010	0.25%	3,291	12.578769	41,397	1.95%	14.86%
2009	0.25%	2,785	10.951232	30,499	2.44%	29.88%
High Income Portfolio - Initial Class(FHIP)
2012	0.25%	2,572	21.223255	54,586	5.80%	13.94%
2011	0.25%	2,722	18.626329	50,701	7.24%	3.77%
2010	0.25%	2,594	17.949315	46,561	8.03%	13.54%
2009	0.25%	2,115	15.808925	33,436	8.93%	43.60%
VIP Asset Manager Portfolio - Initial Class(FAMP)
2013	0.25%	124,607	18.446522	2,298,566	1.49%	15.42%
2012	0.25%	165,902	15.982432	2,651,517	1.47%	12.20%
2011	0.25%	238,337	14.244553	3,395,004	1.88%	-2.80%
2010	0.25%	306,766	14.655393	4,495,776	1.74%	13.98%
2009	0.25%	302,181	12.857966	3,885,433	2.33%	28.79%
VIP Contrafund(R) Portfolio - Initial Class(FCP)
2012	0.25%	8,838	18.860264	166,687	1.35%	16.12%
2011	0.25%	9,281	16.241386	150,736	1.08%	-2.77%
2010	0.25%	8,752	16.703813	146,192	1.28%	16.92%
2009	0.25%	7,816	14.286022	111,660	1.45%	35.37%
VIP Contrafund(R) Portfolio - Service Class(FCS)
2013	0.20%	4,878	26.010554	126,879	1.01%	30.88%
2013	0.25%	20,830	30.864967	642,917	1.01%	30.82%
2012	0.20%	4,411	19.873131	87,660	0.73%	16.08%
2012	0.25%	22,189	23.593889	523,525	0.73%	16.02%
2011	0.20%	47,973	17.120921	821,342	0.67%	-2.83%
2011	0.25%	54,122	20.336584	1,100,657	0.67%	-2.88%
2010	0.20%	19	17.619725	335	1.08%	16.87%
2010	0.25%	121,638	20.939519	2,547,041	1.08%	16.82%
2009	0.25%	128,992	17.925263	2,312,216	1.20%	35.33%
2009	0.40%	7	17.614183	123	1.20%	35.12%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Equity-Income Portfolio - Service Class(FEIS)
2013	0.25%	13,203	$ 20.985938	$277,077	2.24%	27.69%
2012	0.25%	15,961	16.434813	262,316	2.95%	16.89%
2011	0.25%	24,684	14.059555	347,046	2.38%	0.61%
2010	0.25%	29,780	13.974628	416,164	1.98%	14.80%
2009	0.25%	37,804	12.172977	460,187	1.56%	29.71%
VIP Growth Opportunities Portfolio - Initial Class(FGOP)
2012	0.25%	1,358	13.171487	17,887	0.41%	19.31%
2011	0.25%	1,426	11.039438	15,742	0.17%	2.04%
2010	0.25%	1,384	10.818560	14,973	0.25%	23.43%
2009	0.25%	959	8.765173	8,406	0.48%	45.49%
VIP Growth Opportunities Portfolio - Service Class(FGOS)
2013	0.25%	16,553	16.669793	275,935	0.10%	37.43%
2012	0.25%	118,550	12.129365	1,437,936	0.31%	19.16%
2011	0.25%	116,596	10.178749	1,186,801	0.05%	1.93%
2010	0.25%	96,266	9.986456	961,356	0.10%	23.34%
2009	0.25%	104,534	8.096367	846,346	0.39%	45.36%
VIP Growth Portfolio - Initial Class(FGP)
2012	0.25%	4,878	11.107411	54,182	0.60%	14.40%
2011	0.25%	5,137	9.709124	49,876	0.38%	-0.05%
2010	0.25%	5,152	9.713714	50,045	0.27%	23.86%
2009	0.25%	9,771	7.842315	76,627	0.46%	27.97%
VIP Growth Portfolio - Service Class(FGS)
2013	0.25%	49,975	20.944390	1,046,696	0.22%	35.86%
2012	0.25%	43,279	15.415811	667,181	0.49%	14.26%
2011	0.20%	296	10.228245	3,028	0.24%	-0.06%
2011	0.25%	46,640	13.492068	629,270	0.24%	-0.11%
2010	0.20%	79	10.234229	809	0.16%	23.81%
2010	0.25%	55,618	13.506697	751,215	0.16%	23.75%
2009	0.25%	70,607	10.914824	770,663	0.27%	27.83%
2009	0.40%	15	10.725399	161	0.27%	27.64%
VIP High Income Portfolio - Service Class(FHIS)
2013	0.25%	1,737	16.604161	28,841	4.03%	5.61%
2012	0.25%	4,770	15.722259	74,995	5.73%	13.91%
2011	0.25%	5,829	13.802358	80,454	2.08%	3.67%
2010	0.25%	121,792	13.314203	1,621,563	20.72%	13.50%
2009	0.25%	22,244	11.730220	260,927	12.21%	43.41%
VIP Investment Grade Bond Portfolio - Service Class(FIGBS)
2013	0.25%	8,542	14.450716	123,438	2.17%	-2.13%
2012	0.25%	10,117	14.765878	149,386	2.95%	5.50%
2011	0.25%	3,082	13.995522	43,134	3.53%	6.94%
2010	0.25%	2,978	13.087122	38,973	5.27%	7.41%
2009	0.25%	4,113	12.184238	50,114	8.40%	15.38%
VIP Mid Cap Portfolio - Service Class(FMCS)
2013	0.20%	2,518	23.557584	59,318	0.44%	35.79%
2013	0.25%	25,625	23.455769	601,054	0.44%	35.72%
2012	0.20%	2,202	17.348525	38,201	0.34%	14.52%
2012	0.25%	27,200	17.282185	470,075	0.34%	14.46%
2011	0.20%	31,565	15.148830	478,173	0.18%	-10.89%
2011	0.25%	56,899	15.098460	859,087	0.18%	-10.94%
2010	0.25%	71,093	16.952922	1,205,234	0.31%	28.38%
2009	0.25%	63,431	13.205147	837,616	0.62%	39.67%
VIP Overseas Portfolio - Initial Class(FOP)
2012	0.25%	2,129	13.240387	28,189	1.99%	20.44%
2011	0.25%	2,213	10.993482	24,329	1.44%	-17.37%
2010	0.25%	2,281	13.304487	30,348	1.43%	12.83%
2009	0.25%	1,927	11.791429	22,722	2.33%	26.21%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class(FOS)
2013	0.20%	30	$ 18.267711	$548	1.23%	30.12%
2013	0.25%	3,854	18.464613	71,163	1.23%	30.05%
2012	0.20%	33	14.039615	463	1.87%	20.30%
2012	0.25%	4,355	14.198038	61,832	1.87%	20.24%
2011	0.20%	125	11.670540	1,459	1.02%	-17.39%
2011	0.25%	11,702	11.808142	138,179	1.02%	-17.43%
2010	0.20%	39	14.127649	551	1.18%	12.77%
2010	0.25%	17,830	14.301363	254,993	1.18%	12.71%
2009	0.25%	30,392	12.688674	385,634	1.64%	26.12%
2009	0.40%	7	12.468464	87	1.64%	25.93%
VIP Value Strategies Portfolio - Service Class(FVSS)
2013	0.25%	92,347	24.243855	2,238,847	0.91%	30.12%
2012	0.25%	1,235	18.632032	23,011	0.02%	26.78%
2011	0.25%	1,256	14.695999	18,458	0.96%	-9.07%
2010	0.25%	1,176	16.162748	19,007	0.51%	26.14%
2009	0.25%	1,063	12.813506	13,621	0.51%	57.00%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2013	0.20%	1,942	21.974864	42,675	1.32%	35.97%
2013	0.25%	171,915	21.879759	3,761,459	1.32%	35.90%
2012	0.20%	1,820	16.162056	29,415	0.80%	18.15%
2012	0.25%	210,605	16.100162	3,390,775	0.80%	18.09%
2011	0.20%	15,806	13.679206	216,214	0.77%	-3.95%
2011	0.25%	241,525	13.633645	3,292,866	0.77%	-4.00%
2010	0.25%	42,559	14.201682	604,409	0.67%	27.90%
2009	0.25%	32,968	11.103596	366,063	1.83%	28.83%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2013	0.20%	58	25.836981	1,499	2.36%	22.72%
2013	0.25%	7,051	25.691070	181,148	2.36%	22.66%
2012	0.20%	74	21.052856	1,558	2.99%	18.00%
2012	0.25%	8,780	20.944427	183,892	2.99%	17.94%
2011	0.20%	90	17.842000	1,606	1.57%	-10.81%
2011	0.25%	8,874	17.759014	157,593	1.57%	-10.86%
2010	0.20%	29	20.004971	580	1.84%	8.19%
2010	0.25%	7,694	19.921879	153,279	1.84%	8.14%
2009	0.25%	6,164	18.423035	113,560	3.48%	36.70%
2009	0.40%	4	18.221708	73	3.48%	36.50%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2013	0.25%	18,071	16.774170	303,126	4.40%	1.38%
2012	0.25%	21,221	16.546601	351,135	5.61%	14.78%
2011	0.25%	42,354	14.416178	610,583	0.00%	-1.12%
Mid Cap Value-Institutional Shares(GVMCE)
2013	0.25%	52,219	32.457572	1,694,902	0.85%	32.56%
2012	0.25%	60,565	24.484957	1,482,931	1.12%	18.17%
2011	0.25%	67,330	20.719959	1,395,075	0.57%	-6.61%
2010	0.25%	101,953	22.186180	2,261,948	0.65%	24.69%
2009	0.25%	125,459	17.793307	2,232,331	1.79%	32.82%
ClearBridge Variable Small Cap Growth Portfolio - Class I(SBVSG)
2013	0.25%	3,216	18.386845	59,132	0.03%	46.68%
2012	0.25%	1,631	12.535151	20,445	0.36%	19.13%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Baron Growth Opportunities Fund Service Class (BNCAI)
2013	0.20%	50	$ 35.089969	$1,754	0.42%	39.78%
2013	0.25%	2,897	34.891789	101,082	0.42%	39.71%
2012	0.20%	56	25.102977	1,406	0.71%	18.01%
2012	0.25%	2,651	24.973675	66,205	0.71%	17.95%
2011	0.20%	80	21.272621	1,702	0.00%	3.82%
2011	0.25%	9,869	21.173648	208,963	0.00%	3.76%
2010	0.20%	14	20.490617	287	0.00%	26.13%
2010	0.25%	13,613	20.405470	277,780	0.00%	26.07%
2009	0.25%	24,993	16.186105	404,539	0.00%	37.98%
2009	0.40%	9	16.009192	144	0.00%	37.77%
Short Duration Bond Portfolio - I Class Shares(AMTB)
2012	0.25%	6,551	13.713252	89,836	2.97%	4.34%
2011	0.25%	6,903	13.142399	90,722	3.98%	0.04%
2010	0.25%	7,165	13.137264	94,128	5.22%	5.02%
2009	0.25%	7,568	12.509050	94,668	7.33%	13.04%
Growth Portfolio - I Class Shares(AMTG)
2012	0.25%	16,127	13.447150	216,862	0.00%	12.32%
2011	0.25%	16,821	11.972262	201,385	0.00%	-0.46%
2010	0.25%	17,823	12.028020	214,375	0.00%	31.01%
2009	0.25%	18,553	9.181242	170,340	0.00%	30.03%
Guardian Portfolio - I Class Shares(AMGP)
2013	0.25%	4,118	22.461558	92,497	1.12%	38.47%
2012	0.25%	2,743	16.221440	44,495	0.29%	12.44%
2011	0.25%	5,520	14.426236	79,633	0.51%	-3.18%
2010	0.25%	4,952	14.900336	73,786	0.34%	18.72%
2009	0.25%	8,551	12.551274	107,326	0.76%	29.36%
Mid-Cap Growth Portfolio - I Class Shares(AMCG)
2013	0.25%	45	28.337251	1,275	0.00%	32.28%
2012	0.25%	1,254	21.421953	26,863	0.00%	12.13%
2011	0.25%	1,814	19.104154	34,655	0.00%	0.22%
2010	0.25%	8,832	19.061513	168,351	0.00%	28.77%
2009	0.25%	17,388	14.802282	257,382	0.00%	31.27%
Advisers Management Trust: Large Cap Value Portfolio - Class I(AMTP)
2013	0.25%	19,601	19.459199	381,420	1.16%	30.81%
2012	0.25%	22,906	14.876106	340,752	0.43%	16.31%
2011	0.25%	24,296	12.790357	310,755	0.00%	-11.58%
2010	0.25%	27,682	14.465228	400,426	0.54%	15.38%
2009	0.25%	41,218	12.537337	516,764	2.17%	55.68%
Small-Cap Growth Portfolio - S Class Shares(AMFAS)
2012	0.25%	328	14.303271	4,691	0.00%	8.55%
2011	0.25%	314	13.176815	4,138	0.00%	-1.31%
2010	0.25%	599	13.351308	7,997	0.00%	19.31%
2009	0.25%	454	11.190284	5,080	0.00%	22.45%
Capital Income Fund/VA - Non-Service Shares(OVMS)
2012	0.25%	25,431	12.994878	330,473	1.34%	12.06%
2011	0.25%	26,839	11.596444	311,237	2.24%	0.47%
2010	0.25%	27,934	11.542336	322,424	1.38%	12.63%
2009	0.25%	29,268	10.247784	299,932	0.00%	21.59%
Capital Appreciation Fund/VA - Non-Service Shares(OVGR)
2013	0.25%	26,218	21.235537	556,753	0.95%	29.42%
2012	0.25%	36,864	16.408808	604,894	0.67%	13.83%
2011	0.25%	45,765	14.414807	659,694	0.56%	-1.40%
2010	0.25%	138,075	14.618833	2,018,495	0.21%	9.14%
2009	0.25%	186,596	13.394109	2,499,287	0.37%	44.16%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Bond Fund/VA - Non-Service Shares(OVB)
2012	0.25%	23,703	$ 12.777653	$302,869	4.90%	10.02%
2011	0.25%	25,148	11.614406	292,079	5.68%	8.00%
2010	0.25%	26,061	10.754380	280,270	1.81%	11.14%
2009	0.25%	27,417	9.676718	265,307	0.00%	9.34%
Global Securities Fund/VA - Non-Service Shares(OVGS)
2013	0.25%	163,191	21.256957	3,468,944	1.45%	26.99%
2012	0.25%	76,332	16.739250	1,277,740	2.34%	20.96%
2011	0.25%	101,503	13.838516	1,404,651	1.27%	-8.52%
2010	0.25%	115,302	15.127070	1,744,181	1.76%	15.68%
2009	0.25%	167,720	13.077210	2,193,310	2.37%	39.42%
Main Street Fund(R)/VA - Non-Service Shares(OVGI)
2013	0.25%	745	17.393787	12,958	0.64%	31.44%
2012	0.25%	10,241	13.232864	135,518	0.95%	16.58%
2011	0.25%	10,556	11.351026	119,821	0.83%	-0.26%
2010	0.25%	10,808	11.381017	123,006	1.10%	15.82%
2009	0.25%	11,200	9.826673	110,059	1.76%	27.97%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares(OVAG)
2013	0.25%	1,129	19.257311	21,742	0.01%	35.64%
2012	0.25%	10,092	14.196892	143,275	0.00%	16.16%
2011	0.25%	10,534	12.222308	128,750	0.00%	0.84%
2010	0.25%	27,008	12.120053	327,338	0.00%	27.15%
2009	0.25%	28,425	9.532345	270,957	0.00%	32.28%
All Asset Portfolio - Administrative Class(PMVAAA)
2013	0.25%	19,688	17.946634	353,333	7.45%	0.02%
2012	0.25%	2,739	17.942540	49,145	0.85%	14.66%
2011	0.25%	203,903	15.648744	3,190,826	12.33%	1.70%
2010	0.25%	2,149	15.387057	33,067	6.15%	12.81%
2009	0.25%	2,845	13.639951	38,806	6.80%	21.27%
Foreign Bond Portfolio(Unhedged) - Administrative Class(PMVFBA)
2010	0.25%	36,057	12.014282	433,199	0.43%	9.21%
Low Duration Portfolio - Administrative Class(PMVLDA)
2013	0.20%	43	14.870553	639	1.32%	-0.33%
2013	0.25%	120,898	14.786404	1,787,647	1.32%	-0.38%
2012	0.20%	130	14.920147	1,940	1.82%	5.64%
2012	0.25%	284,644	14.843142	4,225,011	1.82%	5.59%
2011	0.20%	172	14.122982	2,429	1.68%	0.91%
2011	0.25%	94,955	14.057158	1,334,797	1.68%	0.86%
2010	0.20%	47	13.996078	658	1.56%	5.08%
2010	0.25%	97,738	13.937807	1,362,253	1.56%	5.03%
2009	0.25%	99,489	13.270656	1,320,284	3.19%	13.03%
2009	0.40%	7	13.125160	92	3.19%	12.86%
Real Return Portfolio - Administrative Class(PMVRRA)
2013	0.25%	255,677	17.833569	4,559,633	1.59%	-9.44%
2012	0.25%	236,204	19.693483	4,651,679	1.03%	8.48%
2011	0.25%	287,234	18.153657	5,214,348	2.05%	11.39%
2010	0.25%	295,591	16.297330	4,817,344	1.44%	7.84%
2009	0.25%	306,080	15.112339	4,625,585	2.99%	18.05%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Total Return Portfolio - Administrative Class(PMVTRA)
2013	0.20%	867,047	$ 18.519021	$16,056,862	2.17%	-2.15%
2013	0.25%	335,397	18.414109	6,176,037	2.17%	-2.20%
2012	0.20%	1,115,082	18.926252	21,104,323	2.54%	9.38%
2012	0.25%	324,842	18.828467	6,116,277	2.54%	9.33%
2011	0.20%	1,141,251	17.303112	19,747,194	2.63%	3.40%
2011	0.25%	534,042	17.222369	9,197,468	2.63%	3.35%
2010	0.20%	681,770	16.734465	11,409,056	2.42%	7.90%
2010	0.25%	231,206	16.664698	3,852,978	2.42%	7.84%
2009	0.20%	638,498	15.509642	9,902,875	5.13%	13.80%
2009	0.25%	374,451	15.452727	5,786,289	5.13%	13.74%
2009	0.40%	10	15.283042	153	5.13%	13.57%
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
2013	0.25%	9,725	26.511090	257,820	5.35%	11.77%
2012	0.25%	1,876	23.718546	44,496	5.47%	15.76%
2011	0.25%	1,537	20.490135	31,493	5.28%	-1.91%
2010	0.25%	1,397	20.889289	29,182	5.71%	17.75%
2009	0.25%	1,149	17.740695	20,384	16.90%	60.09%
Growth and Income Fund - Series I Shares(ACGI)
2013	0.25%	16,063	15.418659	247,670	1.36%	33.75%
2012	0.25%	22,814	11.528209	263,005	1.31%	14.35%
2011	0.25%	49,129	10.081770	495,307	0.00%	-2.25%
VI Value Opportunities Fund - Series I Shares (AVBVI)
2012	0.25%	339	15.145833	5,134	1.42%	17.41%
2011	0.25%	425	12.900080	5,483	0.62%	-3.29%
2010	0.20%	4	13.394748	54	0.02%	7.14%
2010	0.25%	736	13.339087	9,818	0.02%	7.08%
2009	0.25%	77,825	12.456759	969,447	4.38%	47.63%
2009	0.40%	1	12.320545	12	4.38%	47.41%
VI International Growth Fund - Series I Shares (AVIE)
2013	0.25%	550	23.592587	12,976	0.52%	18.72%
2012	0.25%	2,673	19.873147	53,121	1.53%	15.24%
2011	0.25%	5,302	17.244564	91,431	1.51%	-6.97%
2010	0.25%	2,500	18.537223	46,343	2.29%	12.58%
2009	0.25%	1,802	16.465672	29,671	4.30%	34.90%
Micro-Cap Portfolio - Investment Class (ROCMC)
2013	0.20%	1,589	31.467281	50,002	0.48%	20.74%
2013	0.25%	30,016	31.289594	939,188	0.48%	20.68%
2012	0.20%	1,133	26.061067	29,527	0.00%	7.39%
2012	0.25%	39,443	25.926857	1,022,633	0.00%	7.34%
2011	0.20%	9,938	24.267837	241,174	1.70%	-12.28%
2011	0.25%	66,349	24.154962	1,602,658	1.70%	-12.32%
2010	0.20%	49	27.663928	1,356	2.08%	29.70%
2010	0.25%	106,105	27.549005	2,923,087	2.08%	29.64%
2009	0.25%	95,536	21.251012	2,030,237	0.00%	57.65%
2009	0.40%	14	21.018795	294	0.00%	57.41%
Equity Income Portfolio - II (TREI2)
2013	0.20%	38	24.705147	939	1.33%	29.15%
2013	0.25%	67,316	24.565685	1,653,664	1.33%	29.08%
2012	0.20%	52	19.129466	995	1.93%	16.69%
2012	0.25%	71,969	19.030987	1,369,641	1.93%	16.63%
2011	0.20%	73	16.393623	1,197	1.37%	-1.22%
2011	0.25%	81,115	16.317395	1,323,585	1.37%	-1.27%
2010	0.20%	15	16.595545	249	1.71%	14.51%
2010	0.25%	150,052	16.526617	2,479,852	1.71%	14.46%
2009	0.25%	148,660	14.439362	2,146,556	1.72%	24.94%
2009	0.40%	3	14.281536	43	1.72%	24.75%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Limited-Term Bond Portfolio (TRLT1)
2013	0.25%	315	$ 10.307121	$3,247	0.21%	-0.12%
Mid-Cap Growth Portfolio - II (TRMCG2)
2013	0.25%	6,123	39.495765	241,833	0.00%	36.06%
2012	0.25%	7,391	29.028993	214,553	0.00%	13.33%
2011	0.25%	8,144	25.614079	208,601	0.00%	-1.77%
2010	0.25%	44,778	26.074777	1,167,576	0.00%	27.46%
2009	0.25%	63,884	20.457409	1,306,901	0.00%	45.00%
New America Growth Portfolio (TRNAG1)
2013	0.25%	243	23.038679	5,598	0.00%	37.66%
2012	0.25%	3,811	16.735434	63,779	0.36%	12.84%
2011	0.25%	15,840	14.831357	234,929	0.11%	-1.32%
2010	0.25%	39,982	15.029245	600,899	0.18%	19.35%
2009	0.25%	54,891	12.592384	691,209	0.00%	49.39%
Blue Chip Growth Portfolio (TRBCGP)
2013	0.25%	4,965	14.286363	70,932	0.03%	40.80%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2012	0.25%	17,206	21.559852	370,959	2.22%	5.29%
2011	0.25%	18,236	20.477523	373,428	7.67%	7.87%
2010	0.25%	18,984	18.983449	360,382	4.20%	5.93%
2009	0.25%	27,754	17.920563	497,367	3.88%	5.72%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2013	0.25%	112,913	34.230757	3,865,097	1.47%	11.74%
2012	0.25%	46,580	30.634191	1,426,941	0.00%	29.48%
2011	0.25%	50,207	23.658853	1,187,840	0.62%	-25.92%
2010	0.25%	99,639	31.937979	3,182,268	0.71%	26.52%
2009	0.25%	125,304	25.242895	3,163,036	0.14%	112.64%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.25%	7,709	40.004709	308,396	0.90%	10.26%
2012	0.25%	12,664	36.282807	459,485	0.58%	3.13%
2011	0.25%	18,335	35.182382	645,069	1.78%	-16.66%
2010	0.25%	43,231	42.214751	1,824,986	0.14%	28.91%
2009	0.25%	5,862	32.746823	191,962	0.37%	57.14%
Variable Insurance Portfolios - Growth (WRGP)
2012	0.25%	195	15.968332	3,114	0.07%	12.46%
2011	0.25%	207	14.198847	2,939	0.37%	1.87%
2010	0.25%	259	13.938364	3,610	0.62%	12.30%
2009	0.25%	225	12.411842	2,793	0.00%	26.76%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2013	0.25%	535	15.618390	8,356	0.98%	0.88%
2012	0.25%	818	15.482465	12,665	0.63%	17.42%
2011	0.25%	1,501	13.185267	19,791	0.57%	4.75%
2010	0.25%	504	12.587772	6,344	1.80%	28.19%
2009	0.25%	440	9.819846	4,321	2.06%	23.31%
Advantage VT Discovery Fund (SVDF)
2012	0.25%	1,158	28.735472	33,276	0.00%	17.44%
2011	0.25%	1,204	24.468093	29,460	0.00%	0.17%
2010	0.25%	1,173	24.425922	28,652	0.00%	35.20%
2009	0.25%	886	18.066031	16,007	0.00%	39.95%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2013	0.25%	38	21.970927	835	0.02%	30.35%
2012	0.25%	3,441	16.855104	57,998	0.09%	15.23%
2011	0.25%	3,619	14.626997	52,935	0.09%	-5.75%
2010	0.25%	9,786	15.520123	151,880	0.78%	23.45%
2009	0.25%	36,207	12.572347	455,207	0.00%	47.37%

(Continued)

NW VL Separate Account-C NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.25%	195	$ 17.662531	$3,444	0.00%	-7.39%
2010	0.25%	205	19.072022	3,910	0.00%	18.48%
2009	0.25%	146	16.097055	2,350	0.00%	42.02%
Credit Suisse Trust-International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.25%	31,819	11.315359	360,043	0.10%	11.95%
2009	0.25%	48,168	10.107469	486,857	0.00%	1.07%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	0.25%	933	17.534069	16,359	0.32%	7.74%
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.25%	11,059	14.464062	159,958	1.00%	11.18%
2009	0.25%	14,555	13.009466	189,353	0.93%	24.69%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	0.25%	2,433	13.625762	33,151	1.18%	31.42%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	0.25%	6,814	13.548576	92,320	0.34%	18.87%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2009	0.25%	629	11.820920	7,435	0.66%	33.45%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.25%	33,965	3.249860	110,381	0.00%	52.09%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.25%	855	13.942266	11,921	0.00%	25.52%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.25%	33,463	9.078469	303,793	0.13%	14.17%
2009	0.25%	75,682	7.951497	601,785	1.14%	24.36%

2013	Contract owners equity:					$171,623,005
2012	Contract owners equity:					$170,846,228
2011	Contract owners equity:					$175,112,108
2010	Contract owners equity:				$182,186,115
2009	Contract owners equity:				$179,342,661

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life and Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life and Annuity Insurance Company and subsidiary (the Company) as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive (loss) income, changes in shareholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2013. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company and subsidiary as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

March 19, 2014

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2013	2012	2011
			(As Adjusted)
Revenues
Policy charges	$275.4	$206.1	$169.2
Premiums	114.8	97.1	80.7
Net investment income	128.6	116.6	103.1
Net realized investment gains (losses), including other-than-temporary impairment losses	6.1	(0.5)	10.2

Total revenues	$524.9	$419.3	$363.2

Benefits and expenses
Interest credited to policyholder account values	$55.4	$38.4	$36.7
Benefits and claims	231.9	155.7	164.0
Amortization of deferred policy acquisition costs	128.4	55.3	1.0
Other expenses, net of deferrals	126.9	114.1	92.3

Total benefits and expenses	$542.6	$363.5	$294.0

(Loss) income before federal income tax (benefit) expense	$(17.7)	$55.8	$69.2
Federal income tax (benefit) expense	(8.6)	17.9	22.0

Net (loss) income	$(9.1)	$37.9	$47.2

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Consolidated Statements of Comprehensive (Loss) Income

(in millions)

	Year ended December 31,
	2013	2012	2011
			(As Adjusted)
Net (loss) income	$(9.1)	$37.9	$47.2

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (loss) gains on available-for-sale securities	(94.0)	74.9	26.0
Other	1.9	(0.1)	0.1

Total other comprehensive (loss) income, net of tax	$(92.1)	$74.8	$26.1

Total comprehensive (loss) income	$(101.2)	$112.7	$73.3

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2013	2012
Assets
Investments
Fixed maturity securities, available-for-sale	$4,787.8	$5,006.3
Equity securities, available-for-sale	—	2.1
Mortgage loans, net of allowance	538.7	524.3
Short-term investments	26.3	69.2
Policy loans	37.4	30.6

Total investments	$5,390.2	$5,632.5

Cash and cash equivalents	10.8	11.4
Accrued investment income	58.3	55.3
Deferred policy acquisition costs	573.3	414.8
Other assets	525.8	520.0
Separate account assets	1,335.8	1,175.5

Total assets	$7,894.2	$7,809.5

Liabilities and shareholder’s equity
Liabilities
Future policy benefits and claims	$5,359.1	$5,006.5
Long-term debt	—	296.6
Other liabilities	269.6	331.0
Separate account liabilities	1,335.8	1,175.5

Total liabilities	$6,964.5	$6,809.6

Shareholder’s equity
Common stock ($40 par value; authorized, issued and outstanding - 66,000 shares)	$2.6	$2.6
Additional paid-in capital	638.9	607.9
Retained earnings	239.3	248.4
Accumulated other comprehensive income	48.9	141.0

Total shareholder’s equity	$929.7	$999.9

Total liabilities and shareholder’s equity	$7,894.2	$7,809.5

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2010	$2.6	$457.9	$163.3	$40.1	$663.9

Capital contributions from Nationwide Life Insurance Company	—	100.0	—	—	100.0
Comprehensive income:
Net income	—	—	47.2	—	47.2
Other comprehensive income	—	—	—	26.1	26.1

Total comprehensive income	—	—	47.2	26.1	73.3

Balance as of December 31, 2011	$2.6	$557.9	$210.5	$66.2	$837.2

Capital contributions from Nationwide Life Insurance Company	—	50.0	—	—	50.0
Comprehensive income:
Net income	—	—	37.9	—	37.9
Other comprehensive income	—	—	—	74.8	74.8

Total comprehensive income	—	—	37.9	74.8	112.7

Balance as of December 31, 2012	$2.6	$607.9	$248.4	$141.0	$999.9

Capital contributions from Nationwide Life Insurance Company	—	31.0	—	—	31.0
Comprehensive loss:
Net loss	—	—	(9.1)	—	(9.1)
Other comprehensive loss	—	—	—	(92.1)	(92.1)

Total comprehensive loss	—	—	(9.1)	(92.1)	(101.2)

Balance as of December 31, 2013	$2.6	$638.9	$239.3	$48.9	$929.7

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2013	2012	2011
			(As Adjusted)
Cash flows from operating activities:
Net (loss) income	$(9.1)	$37.9	$47.2
Adjustments to net (loss) income:
Net realized investment (gains) losses, net of other-than-temporary impairment losses	(6.1)	0.5	(10.2)
Interest credited to policyholder account values	55.4	38.4	36.7
Capitalization of deferred policy acquisition costs	(173.2)	(110.4)	(97.0)
Amortization of deferred policy acquisition costs	128.4	55.3	1.0
Amortization and depreciation	14.8	14.3	9.1
Deferred tax (benefit) expense	(23.0)	55.8	32.1
Changes in:
Policy liabilities	(194.7)	(182.0)	(145.1)
Other, net	(39.1)	(32.3)	(0.9)

Net cash used in operating activities	$(246.6)	$(122.5)	$(127.1)

Cash flows from investing activities:
Proceeds from maturities of available-for-sale securities	$540.0	$381.2	$346.5
Proceeds from sales of available-for-sale securities	408.5	119.6	321.6
Purchases of available-for-sale securities	(996.2)	(1,279.4)	(1,309.1)
Proceeds from repayments of mortgage loans	150.4	107.9	153.0
Issuance and purchases of mortgage loans	(163.1)	(146.2)	(88.3)
Net decrease (increase) in short-term investments	42.9	(4.4)	142.7
Collateral received (paid), net	10.4	(13.7)	(80.2)
Other, net	(7.2)	(3.2)	(1.4)

Net cash used in investing activities	$(14.3)	$(838.2)	$(515.2)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	$—	$11.5	$13.1
Repayments of long-term debt	(296.6)	—	—
Cash contributed by Nationwide Life Insurance Company	31.0	50.0	100.0
Investment and universal life insurance product deposits	747.0	1,078.8	404.0
Investment and universal life insurance product withdrawals	(225.5)	(182.8)	(167.2)
Other, net	4.4	3.0	(2.1)

Net cash provided by financing activities	$260.3	$960.5	$347.8

Net decrease in cash and cash equivalents	$(0.6)	$(0.2)	$(294.5)
Cash and cash equivalents, beginning of period	11.4	11.6	306.1

Cash and cash equivalents, end of period	$10.8	$11.4	$11.6

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (“NLAIC” or collectively with its subsidiary, “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

NLAIC is licensed in 49 states and the District of Columbia. NLAIC offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NLAIC sells its products through a diverse distribution network. Unaffiliated entities that sell NLAIC’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Financial Network producers, which includes the agency distribution force of NLAIC’s ultimate majority parent company, NMIC.

Olentangy Reinsurance, LLC (“Olentangy”) is a Vermont-domiciled special purpose financial captive insurance company that was formed by NLAIC for the purpose of assuming certain universal life and term life insurance policies from NLAIC. Olentangy is a wholly-owned subsidiary of NLAIC.

As of December 31, 2013 and 2012, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the United States (“U.S.”). Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLAIC and Olentangy. All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations including investment impairment losses, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts that do not subject the Company to significant risk arising from mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges, and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company’s indexed universal life product represents an embedded derivative in universal life insurance contracts that are required to be separated from, and valued apart from, the host universal life insurance contract. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.0% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.0% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

9

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2013 and 2012, 99%, of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (90% and 89% as of December 31, 2013 and 2012, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies and obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on debt securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

11

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

12

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintains agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 5 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates and equity markets. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

13

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods primarily market and income approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company elected the fair value option.

14

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

The Company is included in the NLIC and subsidiaries consolidated federal income tax return, which is eligible to join the NMIC consolidated federal tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance.

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

15

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the impact of the retrospective change in accounting principle on the consolidated statements of operations for the period indicated:

	Year ended December 31, 2011
(in millions)	As originally reported	As adjusted	Effect of change
Amortization of deferred policy acquisition costs	$4.1	$1.0	$3.1
Other expenses, net of deferrals[1]	$43.3	$83.6	$(40.3)
Federal income tax expense	$35.0	$22.0	$13.0
Net Income	$71.4	$47.2	$(24.2)

[1]	Excludes interest expense, which is included in other expenses, net of deferrals on the consolidated statements of operations.

Subsequent Events

The Company evaluated subsequent events through March 19, 2014, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2013, the Company adopted ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company also adopted ASU 2013-01, which clarifies the scope of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2013, the Company adopted ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On July 17, 2013, the Company adopted ASU 2013-10, which permits the Overnight Index Swap Rate to be designed as a U.S. benchmark interest rate for hedge accounting purposes. This guidance is applied prospectively on new or re-designed hedging relationships and accordingly had no impact to the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The Company also adopted ASU 2013-03, which clarifies the applicability of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

16

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Pending Accounting Standards

In February 2013, the FASB issued ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The guidance is effective retrospectively for the Company’s annual and interim periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In June 2013, the FASB issued ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In July 2013, the FASB issued ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The Company will adopt the ASU for interim and annual periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides two primary guarantee types: GMDB and GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

17

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2013				December 31, 2012
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$7.1	$87.1	$—	67	$8.9	$92.4	$—	70
Minimum return or anniversary contract value	61.3	518.0	5.5	69	62.1	488.8	10.3	68

Total contracts with GMDB	$68.4	$605.1	$5.5	69	$71.0	$581.2	$10.3	69

GMIB Minimum return or anniversary contract value	$1.1	$20.6	$—	64	$1.3	$21.2	$—	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

The Company’s reserve balances and paid claims for variable annuity contracts with guarantees were immaterial for the years ended December 31, 2013 and 2012.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Mutual funds:
Bond	$103.3	$125.2
Domestic equity	420.8	368.4
International equity	59.0	60.0

Total mutual funds	$583.1	$553.6
Money market funds	22.0	27.6

Total[1]	$605.1	$581.2

[1]	Excludes $730.7 million and $594.3 million as of December 31, 2013 and 2012, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2013 and 2012.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $296.6 million and $196.3 million as of December 31, 2013 and 2012, respectively. Paid claims on contracts maintained in force by these guarantees were $1.4 million and $7.6 million for the years ended December 31, 2013 and 2012, respectively.

18

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2013	$1,137.0	$48.9	$14,086.2	54
December 31, 2012	$836.7	$34.2	$9,735.0	56

[1]	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Balance at beginning of year	$414.8	$397.8	$378.1
Capitalization of DAC	173.2	110.4	97.0
Amortization of DAC, excluding unlocks	(30.4)	(39.4)	(20.1)
Amortization of DAC related to unlocks	(98.0)	(15.9)	19.1
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	113.7	(38.1)	(76.3)

Balance at end of year	$573.3	$414.8	$397.8

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2013, the Company incurred additional DAC amortization of $98.0 million as a result of the annual comprehensive review of model assumptions, primarily related to a refinement of the DAC model and the amount attributable by company. The refinement is expected to produce a more accurate result and represents a change in accounting estimate in the current period. Also contributing to the additional 2013 unlock amortization are true-ups to the inforce population and gross profits for actual performance along with the effect of the assumption updates which were primarily driven by changes in lapses and renewal premiums.

During 2012, the Company incurred additional DAC amortization of $15.9 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $19.1 million related to the financial services operations as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

19

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2013
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$27.1	$3.4	$—	$30.5
Obligations of states and political subdivisions	271.6	13.6	5.3	279.9
Corporate public securities	3,444.7	142.8	62.5	3,525.0
Corporate private securities	497.6	22.2	4.9	514.9
Residential mortgage-backed securities	311.7	12.5	8.1	316.1
Commercial mortgage-backed security	88.5	5.7	2.4	91.8
Other asset-backed securities	32.0	2.8	5.2	29.6

Total available-for-sale securities	$4,673.2	$203.0	$88.4	$4,787.8

December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$26.4	$6.5	$—	$32.9
Obligations of states and political subdivisions	256.3	40.2	—	296.5
Corporate public securities	3,219.6	280.6	8.6	3,491.6
Corporate private securities	487.3	45.0	1.0	531.3
Residential mortgage-backed securities	447.9	18.9	10.3	456.5
Commercial mortgage-backed securities	63.8	8.1		71.9
Other asset-backed securities	130.7	2.9	8.0	125.6

Total fixed maturity securities	$4,632.0	$402.2	$27.9	$5,006.3
Equity securities	2.0	0.1	—	2.1

Total available-for-sale securities	$4,634.0	$402.3	$27.9	$5,008.4

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

20

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2013. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$233.9	$237.4
Due after one year through five years	1,625.7	1,714.8
Due after five years through ten years	1,159.0	1,151.1
Due after ten years	1,222.4	1,247.0

Subtotal	$4,241.0	$4,350.3
Residential mortgage-backed securities	311.7	316.1
Commercial mortgage-backed securities	88.5	91.8
Other asset-backed securities	32.0	29.6

Total fixed maturity securities	$4,673.2	$4,787.8

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$114.6	$374.4
Adjustment to DAC	(42.5)	(156.2)
Adjustment to future policy benefits and claims	2.7	1.1
Deferred federal income tax expense	(26.0)	(76.5)

Net unrealized gains on available-for-sale securities	$48.8	$142.8

[1]	Includes net unrealized losses of $(2.0) million and $(3.8) million as of December 31, 2013 and 2012, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2013	December 31, 2012
Balance at beginning of year	$142.8	$67.9
Unrealized gains and losses arising during the period:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(260.6)	141.1
Non-credit impairments and subsequent changes in fair value of impaired debt securities	1.8	7.8
Net adjustment to DAC	113.7	(38.1)
Net adjustment to future policy benefits and claims	1.6	2.7
Related federal income tax benefit (expense)	50.2	(39.6)

Change in unrealized (losses) gains on available-for-sale securities	$(93.3)	$73.9

Reclassification adjustment for net gains (losses) realized on available-for-sale securities, net of tax (expense) benefit ($(0.3) and $0.5 as of December 31, 2013 and 2012, respectively)	0.7	(1.0)

Change in net unrealized (losses) gains on available-for-sale securities	$(94.0)	$74.9

Balance at end of year	$48.8	$142.8

21

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes by asset class available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities
December 31, 2013
Fixed maturity securities:
Obligations of states and political subdivisions	$85.1	$4.7	9	$3.5	$0.6	1	$88.6	$5.3	10
Corporate public securities	1,065.4	49.0	121	139.0	13.5	16	1,204.4	62.5	137
Corporate private securities	141.6	4.2	13	23.3	0.7	4	164.9	4.9	17
Residential mortgage-backed securities	36.1	1.4	10	51.8	6.7	33	87.9	8.1	43
Commercial mortgage-backed securities	43.2	2.4	8	—	—	—	43.2	2.4	8
Other asset-backed securities	5.2	0.1	2	13.3	5.1	6	18.5	5.2	8

Total	$1,376.6	$61.8	163	$230.9	$26.6	60	$1,607.5	$88.4	223

December 31, 2012
Fixed maturity securities:
Corporate public securities	$223.9	$3.0	23	$38.1	$5.6	4	$262.0	$8.6	27
Corporate private securities	31.6	0.2	4	17.9	0.8	4	49.5	1.0	8
Residential mortgage-backed securities	14.1	0.5	1	108.4	9.8	52	122.5	10.3	53
Other asset-backed securities	—	—	—	14.3	8.0	7	14.3	8.0	7

Total	$269.6	$3.7	28	$178.7	$24.2	67	$448.3	$27.9	95

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2013			December 31, 2012
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$61.8	$19.2	$81.0	$3.7	$5.6	$9.3
Less than 80.0%
Residential mortgage-backed securities	—	2.7	2.7	—	6.7	6.7
Other asset-backed securities	—	4.7	4.7	—	6.9	6.9
Other	—	—	—	—	5.0	5.0

Total	$61.8	$26.6	$88.4	$3.7	$24.2	$27.9

22

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Amortized cost:
Loans with non-specific reserves	$540.5	$524.7
Loans with specific reserves	—	3.0

Total amortized cost	$540.5	$527.7
Valuation allowance:
Non-specific reserves	$1.8	$2.9
Specific reserves	—	0.5

Total valuation allowance	$1.8	$3.4

Mortgage loans, net of allowance	$538.7	$524.3

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Balance at beginning of year	$3.4	$4.5	$13.2
Current period provision[1]	(1.1)	0.2	3.6
Recoveries[2]	(0.5)	(0.8)	(3.7)
Charge offs and other	—	(0.5)	(8.6)

Balance at end of year	$1.8	$3.4	$4.5

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

Interest income recognized on impaired mortgage loans was immaterial for the years ended December 31, 2013 and 2012. As of December 31, 2013 and 2012, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

23

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2013:
Apartment	$160.0	$10.5	$—	$170.5	$170.5	$—	$—	$170.5
Industrial	55.3	6.2	—	61.5	50.9	8.5	2.1	61.5
Office	80.1	—	1.3	81.4	69.3	3.2	8.9	81.4
Retail	208.0	—	1.6	209.6	207.6	0.4	1.6	209.6
Other	17.5	—	—	17.5	17.5	—	—	17.5

Total	$520.9	$16.7	$2.9	$540.5	$515.8	$12.1	$12.6	$540.5

Weighted average DSC ratio	1.82	1.09	0.75	1.79	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	58%	62%	67%	59%

December 31, 2012:
Apartment	$114.2	$10.6	$4.2	$129.0	$128.7	$—	$0.3	$129.0
Industrial	66.0	1.8	9.2	77.0	64.4	6.8	5.8	77.0
Office	81.4	12.5	2.5	96.4	85.3	0.1	11.0	96.4
Retail	162.9	41.1	5.3	209.3	203.7	2.2	3.4	209.3
Other	14.0	2.0	—	16.0	16.0	—	—	16.0

Total	$438.5	$68.0	$21.2	$527.7	$498.1	$9.1	$20.5	$527.7

Weighted average DSC ratio	1.77	1.36	0.95	1.69	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	65%	85%	86%	66%

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit

Available-for-sale securities with a carrying value of $5.0 million and $4.9 million were on deposit with various regulatory agencies as required by law as of December 31, 2013 and 2012, respectively. These securities primarily are included in fixed maturity securities in the consolidated balance sheets.

24

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Fixed maturity securities, available-for-sale	$219.2	$203.0	$185.9
Mortgage loans	29.6	30.5	32.2
Other	5.4	5.2	6.4

Gross investment income	$254.2	$238.7	$224.5

Investment expenses	7.9	6.4	4.9
Net investment income ceded (See Note 12)	117.7	115.7	116.5

Net investment income	$128.6	$116.6	$103.1

Net Realized Investment Gains and Losses, Net of Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, net of other-than-temporary impairments, by source, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Net derivative gains (losses)	$3.5	$(0.2)	$5.9
Realized gains on sales	8.3	2.9	10.2
Realized losses on sales	(6.9)	(1.1)	(2.7)
Other	1.6	1.2	(2.2)

Net realized investment gains before other-than-temporary impairments on fixed maturity securities	$6.5	$2.8	$11.2
Other-than-temporary impairments on fixed maturity securities[1]	(0.4)	(3.3)	(1.0)

Net realized investment gains, net of other-than-temporary impairments	$6.1	$(0.5)	$10.2

[1]	Other-than-temporary impairments on fixed maturity securities are net of $1.1 million, $3.9 million and $2.7 million of non-credit losses included in other comprehensive income for the years ended December 31, 2013, 2012 and 2011, respectively.

Proceeds from the sale of available-for-sale securities were $408.5 million, $119.6 million and $321.6 million during the years ended December 31, 2013, 2012 and 2011, respectively. Gross gains of $8.1 million, $2.9 million and $5.7 million and gross losses of $6.9 million, $1.0 million and $1.1 million were realized on sales of available-for-sale securities during the years ended December 31, 2013, 2012 and 2011, respectively.

25

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Cumulative credit losses at beginning of year[1]	$14.0	$17.7	$26.4
New credit losses	0.1	0.7	0.4
Incremental credit losses	(0.1)	1.5	0.6
Losses related to securities included in the beginning balance sold or paid down during the period	(0.9)	(5.9)	(9.7)

Cumulative credit losses at end of year[1]	$13.1	$14.0	$17.7

[1]	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market risk management. The Company has indexed universal life products that expose the Company to various market risks, primarily equity risks. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including equity index futures and options.

Credit risk associated with derivative transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2013 and 2012, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2013
Derivatives designated and qualifying as hedging instruments	$0.2	$3.0	$—	$—

Total derivative positions[1]	$0.2	$3.0	$—	$—

December 31, 2012
Derivatives designated and qualifying as hedging instruments	$0.3	$3.0	$2.8	$6.0

Total derivative positions[1]	$0.3	$3.0	$2.8	$6.0

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets. There was no accrued interest receivable excluded from derivative assets as of December 31, 2013 and $0.1 million of accrued interest receivable excluded from derivative assets as of December 31, 2012. There was no accrued interest payable excluded from derivative liabilities as of December 31, 2013 and 2012.

The fair value of the Company’s derivative positions, subject to offsetting by collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2013 and 2012. As of December 31, 2013 and 2012, the Company held cash collateral from derivative counterparties of $0.2 million and $0.3 million, respectively. No securities were held as off-balance sheet collateral as of December 31, 2013 and 2012. As of December 31, 2013, the Company had posted cash collateral of $1.8 million. No cash collateral was posted as of December 31, 2012. The Company did not pledge securities with derivative counterparties as of December 31, 2013, and pledged securities with a fair value of $1.3 million as of December 31, 2012.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Derivatives designated and qualifying as hedging instruments	$—	$—	$(0.1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$—	$—	$6.2
Equity contracts	6.5	—	—
Other derivative contracts	(3.0)	(0.2)	(0.3)
Net interest settlements	—	—	0.1

Total derivative gains (losses)	$3.5	$(0.2)	$5.9

27

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$30.5	$—	$—	$30.5
Obligations of states, political subdivisions and foreign governments	—	279.9	—	279.9
Corporate public securities	0.6	3,524.4	—	3,525.0
Corporate private securities	—	435.9	79.0	514.9
Residential mortgage-backed securities	40.8	275.3	—	316.1
Commercial mortgage-backed securities	—	91.8	—	91.8
Other asset-backed securities	—	8.2	21.4	29.6

Total fixed maturity securities, available-for-sale, at fair value	$71.9	$4,615.5	$100.4	$4,787.8
Short-term investments	—	26.3	—	26.3

Investments at fair value	$71.9	$4,641.8	$100.4	$4,814.1

Derivative assets	—	0.2	—	0.2
Separate account assets	1,335.8	—	—	1,335.8

Assets at fair value	$1,407.7	$4,642.0	$100.4	$6,150.1

Liabilities

Embedded derivatives on indexed products	$—	$—	$(11.5)	$(11.5)

Liabilities at fair value	$—	$—	$(11.5)	$(11.5)

28

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

	Balance as of December 31, 2012	Net gains (losses)						Balance as of December 31, 2013
(in millions)		In operations[1]	In other comprehensive income	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$72.5	$—	$(4.7)	$21.9	$(32.0)	$28.3	$(7.0)	$79.0
Other asset-backed securities	77.1	—	3.6	5.2	(29.1)	1.0	(36.4)	21.4
Other	0.6	—	—	—	—	—	(0.6)	—

Assets at fair value[2]	$150.2	$—	$(1.1)	$27.1	$(61.1)	$29.3	$(44.0)	$100.4

Liabilities
Embedded derivatives on indexed products	$(23.1)	$11.6	$—	$—	$—	$—	$—	$(11.5)

Liabilities at fair value	$(23.1)	$11.6	$—	$—	$—	$—	$—	$(11.5)

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The change in unrealized gains (losses) included in operations on future policy benefits was $6.6 million.
[2]	Non-binding broker quotes were utilized to determine fair value of $90.3 million of total assets as of December 31, 2013.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services impacting the market observability of key inputs that are significant to the fair value estimate. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

As discussed in Note 2, the valuation of embedded derivatives in equity indexed products incorporates many inputs. Significant unobservable inputs include mortality, lapse rates and index volatility. The Company derives these inputs, which vary widely by product, attained age, policy duration and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2013:

Unobservable Inputs	Range
Mortality	0%-4%[1]
Lapse	0%-10%
Index Volatility	15%-25%

[1]	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

29

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$32.9	$—	$—	$32.9
Obligations of states, political subdivisions and foreign governments	—	296.5	—	296.5
Corporate public securities	0.9	3,490.7	—	3,491.6
Corporate private securities	—	458.8	72.5	531.3
Residential mortgage-backed securities	70.6	385.3	0.6	456.5
Commercial mortgage-backed securities	—	71.9	—	71.9
Other asset-backed securities	—	48.5	77.1	125.6

Total fixed maturity securities, available-for-sale, at fair value	$104.4	$4,751.7	$150.2	$5,006.3
Short-term investments	12.2	59.1	—	71.3

Investments at fair value	$116.6	$4,810.8	$150.2	$5,077.6

Derivative assets	—	0.3	—	0.3
Separate account assets	1,175.5	—	—	1,175.5

Assets at fair value	$1,292.1	$4,811.1	$150.2	$6,253.4

Liabilities
Embedded derivatives on indexed products	$—	$—	$(23.1)	$(23.1)
Derivative liabilities	—	(2.8)	—	(2.8)

Liabilities at fair value	$—	$(2.8)	$(23.1)	$(25.9)

30

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued
December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

(in millions)	Balance as of December 31, 2011	Net gains (losses)		Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012
		In operations[1]	In other comprehensive income

Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$112.5	$(1.0)	$2.4	$4.8	$(28.7)	$1.9	$(19.4)	$72.5
Other asset-backed securities	74.0	0.9	4.5	5.8	(8.1)	—	—	77.1
Other	—	—	—	—	—	0.6	—	0.6

Assets at fair value[2]	$186.5	$(0.1)	$6.9	$10.6	$(36.8)	$2.5	$(19.4)	$150.2

Liabilities
Embedded derivatives on indexed products	$—	$(23.1)	$—	$—	$—	$—	$—	$(23.1)

Liabilities at fair value	$—	$(23.1)	$—	$—	$—	$—	$—	$(23.1)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The change in unrealized gains (losses) in operations in assets still held as of the end of the year was $0.2 million for future policy benefits and claims.
2	Non-binding broker quotes were utilized to determine fair value of $133.9 million of total assets as of December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represented changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs. There were no transfers between Levels 1 and 2 during the year ended December 31, 2012.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2013				December 31, 2012
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$538.7	$538.4	$—	$538.4	$524.3	$537.3	—	$537.3
Policy loans	$37.4	$37.4	$—	$37.4	$30.6	$30.6	—	$30.6

Liabilities
Investment contracts	$3,061.5	$3,081.5	$—	$3,081.5	$3,150.2	$3,091.6	—	$3,091.6
Long-term debt	$—	$—	$—	$—	$296.6	$313.8	313.8	$—

31

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Long-term debt. The fair value for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Long-Term Debt

On December 31, 2010, Olentangy issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. Olentangy made interest payments on this surplus note totaling $4.6 million and $9.6 million for the years ending December 31, 2013 and 2012, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont. In June 2013, with the approval of the State of Vermont, Olentangy paid the outstanding balance of the surplus note which was $298.8 million as of June 28, 2013. Under the terms of its variable funding surplus note and prior to the repayment, Olentangy drew down an additional $2.2 million on the variable funding surplus note during 2013.

The Company paid $3.9 million for the year ended December 31, 2013 to Union Hamilton Reinsurance Ltd. (“UHRL”), a Wells Fargo captive reinsurer, for assets placed in a trust on behalf of Olentangy and UHRL in accordance with the reinsurance agreement whereby the Company ceded certain universal life and term life insurance policies.

(10)	Federal Income Taxes

The following table summarizes the federal income tax expense attributable to income, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Current tax expense (benefit)	$14.4	$(37.9)	$(10.1)
Deferred tax (benefit) expense	(23.0)	55.8	32.1

Total tax (benefit) expense	$(8.6)	$17.9	$22.0

[1]	The balances reflect a change in accounting principle, as described in Note 2.

32

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes how the total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense, for the years ended:

	December 31, 2013		December 31, 2012		December 31, 2011[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$(6.2)	35%	$19.5	35%	$24.2	35%
Dividends received deduction	(2.0)	11%	(1.4)	(3)%	(1.8)	(3)%
Other, net	(0.4)	3%	(0.2)	—%	(0.4)	—%

Total	$(8.6)	49%	$17.9	32%	$22.0	32%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax payable, due to NLIC, was $3.3 million and receivable from NLIC of $26.9 million as of December 31, 2013 and 2012, respectively.

Total federal income taxes refunded were $15.9 million, $6.8 million and $41.8 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company has $0.7 million in foreign tax credit carryforwards, which expire between 2019 and 2023. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Deferred tax assets:
Net operating loss carryforward	$44.0	$—
Mortgage loans	0.4	4.7
Deferred revenue	6.3	10.3
Other	2.1	4.2

Gross deferred tax assets	$52.8	$19.2

Deferred tax liabilities:
Deferred policy acquisition costs	$138.5	$93.5
Available-for-sale securities	24.2	116.5
Derivatives	—	8.1
Future policy benefits and claims	28.8	14.9
Other	26.5	24.1

Gross deferred tax liabilities	$218.0	$257.1

Net deferred tax liability	$(165.2)	$(237.9)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

33

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2013	2012	2011
Balance at beginning of period	$1.2	$9.8	$14.7
Changes for current year tax positions	—	(0.5)	(0.1)
Additions for prior years tax positions	—	3.6	0.3
Reductions for prior years tax positions	(0.2)	(11.7)	(5.1)

Balance at end of period	$1.0	$1.2	$9.8

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(11)	Statutory Financial Information

Statutory Results

The Company is required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66.0 million as of December 31, 2013, which also allowed NLIC to admit additional deferred tax assets of $9.9 million as of December 31, 2013. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net loss and statutory capital and surplus for NLAIC for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Statutory net loss	$(103.3)	$(54.1)	$(61.2)
Statutory capital and surplus	$534.1	$311.0	$302.5

Dividend Restrictions

The payment of dividends by NLAIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2013, 2012 and 2011, NLAIC did not pay any dividends to NLIC.

34

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to NLAIC’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.

Due to NLAIC’s unassigned deficit as of December 31, 2013, any dividend paid by NLAIC in 2014 would require regulatory approval.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLAIC is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, which require specified corrective action. NLAIC exceeded the minimum RBC requirements for all periods presented herein.

(12)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include employee benefit plans, office space cost sharing arrangements and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases and cash management services. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Pursuant to a financial support agreement, NLIC agreed to provide NLAIC with the minimum capital and surplus required by each state in which the Company does business and to maintain creditworthiness at a level consistent with that of NLIC. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC and NSC totaling $21.3 million, $32.0 million and $10.5 million, respectively.

The Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC of $1.3 million, $1.6 million and $0.6 million, respectively.

35

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

NLAIC has a reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to NLAIC for retention of such risk. The agreement will remain in force until all contract obligations are settled. Amounts ceded to NLIC for the years ended December 31, 2013, 2012 and 2011 include premiums of $247.2 million, $750.3 million and $136.9 million, respectively; net investment income of $117.7 million, $115.7 million and $116.5 million, respectively; policy reserves of $2.76 billion, $2.82 billion and $2.32 billion, respectively; and benefits, claims and other expenses of $320.1 million, $826.6 million and $233.7 million, respectively.

NLAIC also has a reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $149.8 million and $146.8 million as of December 31, 2013 and 2012, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to NLAIC’s customers as investment options in certain of the Company’s products. As of December 31, 2013 and 2012, customer allocations to NFG funds totaled $744.0 million and $633.6 million, respectively. For the years ended December 31, 2013, 2012 and 2011, NFG paid the Company $1.9 million, $1.7 million and $2.2 million, respectively, for the distribution and servicing of these funds.

NLAIC also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2013 and 2012, NLAIC had no outstanding borrowings from affiliated entities under such agreements. During 2013 and 2012, the most NLAIC had outstanding at any given time was $50.0 million and $40.0 million, respectively, and the amounts NLAIC incurred for interest expense on intercompany repurchase agreements during 2013 and 2012 were immaterial.

Amounts on deposit with NCMC for the benefit of the Company were $9.1 million and $52.1 million as of December 31, 2013 and 2012, respectively.

As of December 31, 2013 and 2012, net intercompany receivables due from affiliates were $77.3 million and $15.1 million, respectively.

Refer to Note 9 for discussion of variable funding surplus note between Olentangy and Nationwide Corporation.

During the first quarter of 2014, NLAIC received $150.0 million in cash capital contributions from NLIC. During 2013 and 2012, NLAIC received $31.0 million and $50.0 million in cash capital contributions from NLIC, respectively.

During 2013 and 2012, the Company had no sales of commercial mortgage loans to NMIC. During 2011, the Company sold, at fair value, commercial mortgage loans with a carrying value of $8.0 million to NMIC. The sale resulted in a net realized loss of $1.6 million in 2011.

36

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The Company is subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

37

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(14)	Reinsurance

The following table summarizes the effects of reinsurance on life insurance in force and premiums for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Premiums
Direct	$138.8	$122.2	$106.4
Assumed from other companies	—	—	—
Ceded to other companies	(24.0)	(25.1)	(25.7)

Net	$114.8	$97.1	$80.7

Life insurance in force
Direct	$85,945.3	$72,348.9	$62,504.3
Assumed from other companies	1.1	1.1	1.1
Ceded to other companies	(21,216.0)	(19,631.5)	(19,427.7)

Net	$64,730.4	$52,718.5	$43,077.7

Total amounts recoverable under reinsurance contracts totaled $233.9 million and $259.6 million as of December 31, 2013 and 2012, respectively.

38

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2013 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$27.1	$30.5	$30.5
Obligations of states and political subdivisions	271.6	279.9	279.9
Public utilities	420.2	437.3	437.3
All other corporate, mortgage-backed and asset-backed securities	3,954.3	4,040.1	4,040.1

Total fixed maturity securities, available-for-sale	$4,673.2	$4,787.8	$4,787.8

Mortgage loans, net of allowance	540.5		538.7	[1]
Short-term investments	26.3		26.3
Policy loans	37.4		37.4

Total investments	$5,277.4		$5,390.2

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

39

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule IV Reinsurance

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2013

Life insurance in force	$85,945.3	$(21,216.0)	$1.1	$64,730.4	—
Life insurance premiums [1]	$138.8	$(24.0)	$—	$114.8	—

2012

Life insurance in force	$72,348.9	$(19,631.5)	$1.1	$52,718.5	—
Life insurance premiums [1]	$122.2	$(25.1)	$—	$97.1	—

2011

Life insurance in force	$62,504.3	$(19,427.7)	$1.1	$43,077.7	—
Life insurance premiums [1]	$106.4	$(25.7)	$—	$80.7	—

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

40

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2013, 2012 and 2011 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2013
Valuation allowances - mortgage loans	$3.4	$(1.1)	$—	$(0.5)	$1.8

2012
Valuation allowances - mortgage loans	$4.5	$0.2	$—	$(1.3)	$3.4

2011
Valuation allowances - mortgage loans	$13.2	$3.6	$—	$(12.3)	$4.5

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

41

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide VA Separate Account-C:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2013.
Statement of Operations for the year ended December 31, 2013.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2013 and 2012.
Notes to Financial Statements.
Nationwide Life and Annuity Insurance Company and subsidiary:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.
Consolidated Balance Sheets as of December 31, 2013 and 2012.
Consolidated Statements of Changes in Equity as of December 31, 2013, 2012 and 2011.
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on April 30, 2007, with Post-Effective Amendment No. 18 (File No. 33-66496) and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution contracts between the Depositor and Principal Underwriter – Filed previously with Post-Effective Amendment No.10 on April 28, 2000 (File No. 33-66496) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously with Post-Effective Amendment No. 8 on June 29, 1999 (File No. 33-66496) and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously on April 30, 2007, with Post-Effective Amendment No. 18 (File No. 33-66496) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended and Restated Articles of Incorporation for Nationwide Life and Annuity Insurance Company – Filed previously on January 4, 2010, with Form N-4 (File No. 333-164124), and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life and Annuity Insurance Company – Filed previously on January 4, 2010, with Form N-4 (File No. 333-164124), and hereby incorporated by reference.
(c)	Articles of Merger Nationwide Life and Annuity Company of America with and into Nationwide Life and Annuity Insurance Company, effective December 31, 2009 – Filed previously on January 4, 2010, with Form N-4 (File No. 333-164124), and hereby incorporated by reference.
(7)	Not Applicable
(8)	Fund Participation Agreements.
The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 (File No. 333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(2)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm".
The following Fund Participation Agreement was previously filed on April 30, 2008 with Post-Effective Amendment No. 42 (File No. 333-59517) under Exhibit 24(b), and is hereby incorporated by reference.
(3)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003, as document "jpmorganfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds see, "Information on Underlying Mutual Fund Payments," in the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel – Filed previously with Post-Effective Amendment No. 7 on April 6, 1999 (File No. 33-66496) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Thomas E. Clark
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-Corporate Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-Personal Lines Product Management	Eric E. Smith
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 1, 2014, was 2,407 and 3,311 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life and Annuity Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life and Annuity Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 25, 2014.
Nationwide VA Separate Account-C
(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 25, 2014.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact